UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05029

Name of Fund: Legg Mason Income Trust, Inc.
Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202

Name and address of agent for service:

     Richard M. Wachterman, Esq.
     Legg Mason Wood Walker, Incorporated
     100 Light Street
      Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: December 31, 2004

Date of reporting period: December 31, 2004

Item 1 — Report to Shareholders

Annual Report to Shareholders

Legg Mason
Income Trust, Inc.

December 31, 2004

Annual Report to Shareholders

To Our Shareholders,

   We are pleased to provide you with Legg Mason Income Trust’s annual report, combining reports for the Legg Mason Core Bond Fund, High Yield Portfolio, Investment Grade Income Portfolio, Limited Duration Bond Portfolio and the U.S. Government Money Market Portfolio.

   The following table summarizes key statistics for the Primary Class of each portfolio, as of December 31, 2004:

			Net Asset Value
	SEC YieldA	Average Life	Per Share

Core Bond	2.50%	5.85 years	$9.95
High Yield	5.87%	5.42 years	$9.39
Investment Grade	4.06%	9.23 years	$10.81
Limited DurationB	2.44%	3.23 years	$10.36
U.S. Government Money MarketC	1.38%	51 days	$1.00

   For the year ended December 31, 2004, total returns for the Primary Class of shares of the High Yield, Investment Grade and Limited Duration Portfolios were +10.51%, +6.29%, and +1.89%, respectively. Total returns for the Institutional Class of shares were +11.15%, +6.85%, and +2.41%, respectively. The Core Bond Fund’s Primary Class of Shares, which commenced operations on February 27, 2004, had a total return of +1.90% for the period from its inception to December 31, 2004. (Total return measures investment performance in terms of appreciation or depreciation in a portfolio’s net asset value per share, plus dividends and any capital gain distributions.)

   For each of our Funds, historical performance is not indicative of future results, and the principal value of the Core Bond, High Yield, Investment Grade and Limited Duration Portfolios will continue to fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The U.S. Government Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share; however, it is possible to lose money by investing in the Fund. The U.S. Government Money Market Portfolio is primarily invested in government agency securities. Although most government agency securities are not backed by the full faith and credit of the U.S. government, all such securities held in the Portfolio at December 31, 2004 carry the highest quality ratings of the Standard & Poor’s and Moody’s rating services.

A  SEC yields reported for the Core Bond, High Yield, Investment Grade and Limited Duration Portfolios are for the 30 days ended December 31, 2004. For the U.S. Government Money Market Portfolio, the SEC yield is for the 7 days ended December 31, 2004.
B  Limited Duration was formerly the U.S. Government Intermediate Portfolio, see page 81 for additional information about the change.
C  An investment in the U.S. Government Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Report to Shareholders

   PricewaterhouseCoopers LLP, Income Trust’s independent registered public accounting firm, has completed its annual examination, and audited financial statements for the fiscal year ended December 31, 2004, are included in this report.

   Many of our shareholders regularly add to their Primary Class Fund holdings by authorizing automatic, monthly transfers from their bank checking or Legg Mason accounts. Your Legg Mason Financial Advisor will be happy to help you make these arrangements if you would like to purchase additional shares in this convenient way.

Sincerely,

John F. Curley, Jr. Chairman	Mark R. Fetting President

February 11, 2005

Annual Report to Shareholders

Management’s Discussion of Fund Performance

Core Bond Fund

   The cumulative total return for the Core Bond Fund for the period from its inception (February 27, 2004) to December 31, 2004, is presented below, along with the total return of its benchmark:

Since
Inception

Core Bond Fund
Primary Class	+1.90%
Lehman Aggregate Bond IndexA	+2.40%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

   Stronger-than-expected economic activity, higher-than-expected inflation, and a moderate tightening of monetary policy drove short- and intermediate-term yields substantially higher this past year, while bond yields were steady to somewhat lower. The yield curve flattened significantly in the process. Considering that both core and headline consumer price inflation rates roughly doubled from the levels of 2003, and the economy enjoyed a second year of above-trend growth, the bond market’s stability in the face of these pressures was remarkable. Non-U.S. fixed-income markets generally performed better and with substantially less volatility, thanks to slower growth and subdued inflation. Japanese rates were relatively stable, and deflationary pressures eased. The Bank of England raised its target rate four times during the period, while the European Central Bank (“ECB”) remained on hold. Monetary conditions in the U.K. are now tight enough to have inverted both the nominal and real yield curves. Bolstered by a stronger economy and generally accommodative monetary policies, investment grade spreads tightened, with spreads on lower-quality issuers and emerging market bonds narrowing significantly as yield-starved investors found them increasingly attractive against a backdrop of excellent economic and policy fundamentals.

A	A market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed rate, publicly placed, dollar-denominated, and nonconvertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity. It is not possible to invest in an index.

Annual Report to Shareholders

Management’s Discussion of Fund
     Performance — Continued
Despite higher short-term yields and a flatter curve, spreads on mortgage-backed issues tightened, and the mortgage-backed security sector delivered good risk-adjusted performance overall. U.S. Treasury Inflation-Protected Securities (“TIPS”) enjoyed strong performance as real yields declined relative to nominal yields, and inflation proved to be higher than expected.

   The Core Bond Fund was challenged by this environment, with strategies producing mixed results. From its inception on February 27, 2004, the total return (appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions) of the Primary Class lagged the performance of its benchmark, the Lehman Aggregate Bond Index, delivering 1.90% vs. 2.40%. The Fund benefited from an emphasis on BBB-rated bonds, thanks to a general tightening of credit spreads. An overweight exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) for most of the period also contributed to performance, since real yields rose by less than their nominal counterparts, and inflation proved to be somewhat higher than expected. Modestly overweight exposure to the mortgage-backed sector for most of the period added to performance as spreads tightened, but this was largely offset later in the period as mortgage exposure was reduced to underweight yet the sector continued to perform well. Duration exposure was neutral to somewhat short for the period, and this detracted from performance since most yields rose by less than forward rates had anticipated. A barbelled exposure to maturities had a positive impact on performance, since the yield curve flattened.

Western Asset Management Company

January 28, 2005

Annual Report to Shareholders

Expense Example

Core Bond Fund

   As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on July 1, 2004, and held through December 31, 2004.

Actual Expenses

   The first line for each class in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses PaidA	Annualized
	Account Value	Account Value	During the Period	Expense
	7/1/04	12/31/04	7/1/04 to 12/31/04	Ratio

Actual	$1,000.00	$1,040.80	$5.14	1.00%
Hypothetical (5% return before expenses)	1,000.00	1,020.16	5.09

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (184), and divided by 365.

Annual Report to Shareholders

Performance Information

Core Bond Fund

   The following graph compares the Fund’s total returns against that of a closely matched broad-based securities market index. The graph illustrates the cumulative total return of an initial $10,000 investment in the Fund’s Primary Class shares, for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s and the index’s results assume reinvestment of all dividends and distributions.

   Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders.

Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

Period Ended December 31, 2004

Cumulative
Total Return

Life of Class*	+1.90%
* Inception date — February 27, 2004

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	A market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed rate, publicly placed, dollar-denominated, and nonconvertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity.

Annual Report to Shareholders

Performance Information — Continued

Portfolio Composition (As of December 31, 2004)

Debt RatingsB (As a percentage of the portfolio)

Maturity Schedule (As a percentage of the portfolio)

B	Source: Standard & Poor’s

Annual Report to Shareholders

Portfolio of Investments

Core Bond Fund

December 31, 2004
(Amounts in Thousands)

		Maturity	Par/
	Rate	Date	Shares	Value

Long-Term Securities — 75.4%
Corporate Bonds and Notes — 14.5%
Aerospace/Defense — 0.1%
Northrop Grumman Corporation	4.079%	11/16/06	$40	$41

Banking and Finance — 1.5%
Ford Motor Credit Company	6.875%	2/1/06	240	248
Ford Motor Credit Company	7.375%	10/28/09	130	140
Ford Motor Credit Company	7.000%	10/1/13	70	74
General Motors Acceptance Corporation	5.625%	5/15/09	285	285
Household Finance Corporation	4.625%	1/15/08	225	230

				977

Banks — 0.7%
Bank of America Corporation	3.875%	1/15/08	210	211
Bank One Corporation	6.500%	2/1/06	220	228

				439

Cable — 0.5%
Comcast Corporation	6.500%	1/15/15	240	267
Cox Communications, Inc.	3.875%	10/1/08	70	69

				336

Diversified Financial Services — 1.1%
CIT Group Inc.	4.000%	5/8/08	5	5
Citigroup Inc.	4.250%	7/29/09	230	232
General Electric Capital Corporation	4.250%	1/15/08	230	234
Wells Fargo & Company	3.500%	4/4/08	215	214

				685

Electric — 0.7%
Dominion Resources, Inc.	5.700%	9/17/12	115	122
FirstEnergy Corp.	7.375%	11/15/31	235	268

Annual Report to Shareholders

Portfolio of Investments — Continued

Core Bond Fund — Continued

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Electric — Continued
Oncor Electric Delivery Company	6.375%	1/15/15	$30	$33
The Cleveland Electric Illuminating Company	5.650%	12/15/13	20	21

				444

Energy — 1.3%
Duke Energy Corporation	5.625%	11/30/12	140	147
Pacific Gas and Electric Company	2.720%	4/3/06	20	20	A
Pacific Gas and Electric Company	6.050%	3/1/34	65	68
TXU Energy Co.	2.838%	1/17/06	25	25	A,B
TXU Energy Co.	7.000%	3/15/13	500	558

				818

Environmental Services — 0.1%
Waste Management, Inc.	6.375%	11/15/12	85	94

Food, Beverage and Tobacco — 0.7%
Altria Group, Inc.	7.000%	11/4/13	155	168
Anheuser-Busch Companies, Inc.	4.950%	1/15/14	165	169
Kraft Foods Inc.	5.625%	11/1/11	135	143

				480

Investment Banking/Brokerage — 1.3%
J.P. Morgan Chase & Co.	3.625%	5/1/08	335	332
Lehman Brothers Holdings Inc.	4.000%	1/22/08	115	116
Morgan Stanley	3.625%	4/1/08	190	189
The Goldman Sachs Group, Inc.	4.125%	1/15/08	160	162

				799

Media — 0.3%
Time Warner Inc.	6.875%	5/1/12	75	85
Time Warner Inc.	7.700%	5/1/32	75	92

				177

Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Medical Care Facilities — 1.1%
HCA, Inc.	5.750%	3/15/14	$700	$678

Oil and Gas — 1.2%
Amerada Hess Corporation	7.300%	8/15/31	130	145
Apache Corporation	6.250%	4/15/12	65	73
Conoco Inc.	6.950%	4/15/29	225	266
ConocoPhillips	4.750%	10/15/12	40	41
Devon Energy Corporation	7.950%	4/15/32	140	179
XTO Energy, Inc.	7.500%	4/15/12	15	17
XTO Energy, Inc.	6.250%	4/15/13	20	22

				743

Paper and Forest Products — 0.5%
International Paper Company	5.500%	1/15/14	70	72
MeadWestvaco Corporation	6.850%	4/1/12	45	51
Weyerhaeuser Company	6.750%	3/15/12	190	214

				337

Photo Equipment and Supplies — 0.5%
Eastman Kodak Company	7.250%	11/15/13	300	323

Retail — 0.5%
Target Corporation	5.400%	10/1/08	155	164
Wal-Mart Stores, Inc.	3.375%	10/1/08	190	188

				352

Special Purpose — 1.3%
Anadarko Finance Company	6.750%	5/1/11	125	141
ChevronTexaco Capital Company	3.500%	9/17/07	140	141
DaimlerChrysler NA Holding Corporation	4.050%	6/4/08	95	95
DaimlerChrysler NA Holding Corporation	7.200%	9/1/09	50	55
Sprint Capital Corporation	4.780%	8/17/06	15	15

Annual Report to Shareholders

Portfolio of Investments — Continued

Core Bond Fund — Continued

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Special Purpose — Continued
Sprint Capital Corporation	6.000%	1/15/07	$270	$283
Verizon Global Funding Corp.	7.375%	9/1/12	75	88

				818

Telecommunications — 0.2%
BellSouth Corporation	4.750%	11/15/12	30	30
SBC Communications Inc.	5.100%	9/15/14	70	71

				101

Transportation — 0.9%
JetBlue Airways Corporation	2.665%	8/15/16	300	301	A
JetBlue Airways Corporation	2.740%	11/15/16	300	301	A

				602

Total Corporate Bonds and Notes (Identified Cost — $9,222)				9,244

Asset-Backed Securities — 3.0%
Fixed Rate Securities — 2.1%
BankAmerica Manufactured Housing Contract 1997-2	6.790%	12/10/22	135	137
Bank One Issuance Trust 2003-C1	4.540%	9/15/10	200	203
Citibank Credit Card Issuance Trust 2000-B1	7.050%	9/17/07	200	206
Citibank Credit Card Issuance Trust 2001-C3	6.650%	5/15/08	200	208
Conseco Finance Home Equity Loan Trust 2001-A	7.440%	3/15/32	200	200
Green Tree Home Improvement Loan Trust 1999-E	9.450%	10/15/24	152	154
MMCA Automobile Owner Trust 2002-4	3.050%	11/16/09	200	200

				1,308

Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Asset-Backed Securities — Continued
Indexed SecuritiesA — 0.9%
Citibank Credit Card Issuance Trust 2000-C2	2.720%	10/15/07	$200	$200
EQCC Trust 2002-1	2.718%	11/25/31	22	22
Merrill Lynch Mortgage Investors, Inc. 2002-NC1	2.738%	5/25/33	11	11
Residential Asset Mortgage Product, Inc 2004-RPIA	2.718%	11/25/42	165	165
Wachovia Asset Securitization, Inc. 2002-HE1	2.788%	9/27/32	195	195

				593

Total Asset-Backed Securities (Identified Cost — $1,914)				1,901

Mortgage-Backed Securities — 1.2%
Fixed Rate Securities — 1.0%
Asset Securitization Corporation 1996-D2	6.920%	2/14/29	66	69
Bear Stearns ARM Trust, Mortgage Pass-Through Certificates, Series 2004-4	3.516%	6/25/34	400	391
Washington Mutual Mortgage Securities Corporation 2004-RA1	7.000%	3/25/34	174	178

				638

Stripped Securities — 0.1%
Mach One Trust, Commercial Mortgage-Backed Securities 2004-1A	1.636%	5/28/40	1,296	83	B,C1

Annual Report to Shareholders

Portfolio of Investments — Continued

Core Bond Fund — Continued

		Maturity	Par/
	Rate	Date	Shares	Value

Mortgage-Backed Securities — Continued
Variable Rate SecuritiesD — 0.1%
Credit-Based Asset Servicing and Security 1999-3	5.922%	1/3/29	$57	$55	B

Total Mortgage-Backed Securities (Identified Cost — $779)				776

U.S. Government and Agency Obligations — 43.7%
Fixed Rate Securities — 34.9%
Fannie Mae	1.650%	5/16/05	305	304
Fannie Mae	3.000%	4/26/19	140	139
United States Treasury Bonds	6.250%	8/15/23	150	176
United States Treasury Bonds	2.375%	1/15/25	415	444
United States Treasury Bonds	5.250%	11/15/28	20	21
United States Treasury Bonds	5.250%	2/15/29	200	210
United States Treasury Bonds	6.250%	5/15/30	10	12
United States Treasury Bonds	5.375%	2/15/31	3,620	3,914
United States Treasury Notes	1.500%	7/31/05	110	109
United States Treasury Notes	1.500%	3/31/06	40	39
United States Treasury Notes	2.750%	6/30/06	5,780	5,764
United States Treasury Notes	2.875%	11/30/06	740	738
United States Treasury Notes	3.000%	12/31/06	720	719
United States Treasury Notes	3.125%	5/15/07	100	100
United States Treasury Notes	3.000%	11/15/07	3,050	3,031
United States Treasury Notes	4.000%	6/15/09	1,290	1,315
United States Treasury Notes	3.625%	7/15/09	40	40
United States Treasury Notes	3.500%	8/15/09	430	429
United States Treasury Notes	3.375%	10/15/09	240	238
United States Treasury Notes	3.500%	12/15/09	2,650	2,637
United States Treasury Notes	4.250%	11/15/13	20	20

Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

U.S. Government and Agency Obligations — Continued
Fixed Rate Securities — Continued
United States Treasury Notes	4.250%	8/15/14	$1,860	$1,864
United States Treasury Notes	4.250%	11/15/14	20	20

				22,283

Indexed SecuritiesE — 8.7%
United States Treasury Inflation-Protected Security	3.375%	1/15/07	2,614	2,769
United States Treasury Inflation-Protected Security	3.875%	1/15/09	175	196
United States Treasury Inflation-Protected Security	0.875%	4/15/10	1,723	1,706
United States Treasury Inflation-Protected Security	3.375%	1/15/12	75	86
United States Treasury Inflation-Protected Security	2.000%	1/15/14	243	251
United States Treasury Inflation-Protected Security	2.000%	7/15/14	354	365
United States Treasury Inflation-Protected Security	3.875%	4/15/29	151	207

				5,580

Stripped Securities — 0.1%
United States Treasury Bonds	0.000%	2/15/23	50	20	C2
United States Treasury Bonds	0.000%	11/15/27	50	16	C2

				36

Total U.S. Government and Agency Obligations (Identified Cost — $27,819)				27,899

U.S. Government Agency Mortgage-Backed Securities — 8.1%
Fixed Rate Securities — 8.1%
Fannie Mae	6.000%	8/1/17 to 5/1/34	935	974
Fannie Mae	5.500%	12/1/17 to 5/1/34	647	660
Freddie Mac	4.500%	4/1/19	376	375
Government National Mortgage Association	6.000%	11/15/28 to 12/15/33	1,362	1,413

Annual Report to Shareholders

Portfolio of Investments — Continued

Core Bond Fund — Continued

		Maturity	Par/
	Rate	Date	Shares	Value

U.S. Government Agency Mortgage-Backed Securities — Continued
Fixed Rate Securities — Continued
Government National Mortgage Association	6.500%	2/15/32	$611	$644
Government National Mortgage Association	5.000%	8/15/33 to 5/15/34	1,076	1,077

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $5,144)				5,143

Yankee BondsF — 4.4%
Cable — 0.1%
Rogers Cable Inc.	5.500%	3/15/14	90	85

Foreign Governments — 3.0%
Russian Federation	5.000%	3/31/30	860	890
United Mexican States	8.375%	1/14/11	220	258
United Mexican States	7.500%	4/8/33	688	743

				1,891

Manufacturing (Diversified) — 0.6%
Tyco International Group SA	6.375%	10/15/11	45	50
Tyco International Group SA	6.000%	11/15/13	100	109
Tyco International Group SA	6.875%	1/15/29	195	223

				382

Special Purpose — 0.4%
Apache Finance Canada Corp.	4.375%	5/15/15	60	58
Banagricola DPR Funding Ltd.	3.453%	3/15/10	175	175	A,B
Deutsche Telekom International Finance BV	5.250%	7/22/13	40	41

				274

Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares		Value

Yankee Bonds — Continued
Telecommunications — 0.3%
British Telecommunications plc	8.375%	12/15/10	$100		$120
INTELSAT	6.500%	11/1/13	10		9
Telecom Italia S.p.A	4.950%	9/30/14	70		69	B

					198

Total Yankee Bonds (Identified Cost — $2,708)					2,830

Preferred Stocks — 0.5%
Fannie Mae	7.000%		4	shs	204	A
Fannie Mae	5.375%		1		106	G

Total Preferred Stocks (Identified Cost — $286)					310

Total Long-Term Securities (Identified Cost — $47,872)					48,103

Short-Term Securities — 22.2%
Corporate Bonds and Notes — 0.5%
Bank of America NA	2.300%	2/16/05	$300		300	A

U.S. Government and Agency Obligations — 0.6%
Fannie Mae	0.000%	4/1/05	380		378	H,I

Options PurchasedJ — 0.2%
Eurodollar Futures Call, April 2005, Strike Price $96.75			7	K	6
Eurodollar Futures Call, July 2005, Strike Price $96.00			6		12
Eurodollar Futures Call, October 2005, Strike Price $95.50			5		14
Eurodollar Futures Call, October 2005, Strike Price $96.00			25		41
Eurodollar Futures Put, April 2005, Strike Price $97.50			4		4
Eurodollar Futures Put, April 2005, Strike Price $97.75			13		21

Annual Report to Shareholders

Portfolio of Investments — Continued

Core Bond Fund — Continued

	Par/
	Shares		Value

Options Purchased — Continued
Eurodollar Futures Put, October 2005, Strike Price $95.00	63	K	2
Eurodollar Futures Put, October 2005, Strike Price $96.50	1		1
U. S. Treasury Bond Futures Call, March 2005, Strike Price $112.00	3		5
U. S. Treasury Bond Futures Call, March 2005, Strike Price $114.00	4		3

			109

Repurchase Agreements — 20.9%
Deutsche Bank AG
2.20%, dated 12/31/04, to be repurchased at $6,800 on 1/3/05 (Collateral: $6,955 Federal Home Loan Bank notes, 2.375%, due 4/5/06, value $6,980)	$6,800		6,800
Nomura Securities Co. Ltd.
2.26%, dated 12/31/04, to be repurchased at $6,562 on 1/3/05 (Collateral: $6,655 Federal Home Loan Bank notes, 6.00%, due 11/15/24, value $6,747)	6,562		6,562

			13,362

Total Short-Term Securities (Identified Cost — $14,144)			14,149

Total Investments — 97.6% (Identified Cost — $62,016)			62,252
Other Assets Less Liabilities — 2.4%			1,521

Net Assets — 100.0%			$63,773

Annual Report to Shareholders

		Actual	Appreciation/
	Expiration	Contracts	(Depreciation)

Futures Contracts PurchasedJ
Eurodollar Futures	June 2005	4	$—
Eurodollar Futures	September 2005	94	(46)
Eurodollar Futures	December 2005	1	—
Eurodollar Futures	March 2005	31	(26)
U.S. Treasury Note Futures	March 2005	18	6

			$(66)

Futures Contracts WrittenJ
U.S. Treasury Bond Futures	March 2005	5	$2
U.S. Treasury Note Futures	March 2005	37	(23)

			$(21)

Options WrittenJ
U.S. Treasury Bond Futures Put, Strike Price $108.00	March 2005	27	$14
U.S. Treasury Bond Futures Put, Strike Price $111.00	March 2005	15	8
U.S. Treasury Bond Futures Put, Strike Price $108.00	June 2005	3	1
U.S. Treasury Note Futures Call, Strike Price $112.00	February 2005	1	—
U.S. Treasury Note Futures Call, Strike Price $114.00	March 2005	45	27
U.S. Treasury Note Futures Call, Strike Price $116.00	March 2005	14	9
U.S. Treasury Note Futures Call, Strike Price $113.00	March 2005	14	1
U.S. Treasury Note Futures Call, Strike Price $114.00	June 2005	2	—
U.S. Treasury Note Futures Put, Strike Price $102.00	March 2005	3	2
U.S. Treasury Note Futures Put, Strike Price $111.00	March 2005	18	7
U.S. Treasury Note Futures Put, Strike Price $108.00	March 2005	13	5
U.S. Treasury Note Futures Put, Strike Price $109.00	March 2005	15	6
U.S. Treasury Note Futures Put, Strike Price $110.00	March 2005	11	4

			$84

Annual Report to Shareholders

Portfolio of Investments — Continued

Core Bond Fund — Continued

A	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (’LIBOR”) or the one year Treasury Bill Constant Maturity Rate. The coupon rates are the rates as of December 31, 2004.

B	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 0.64% of net assets.

C	Stripped security — Security with interest-only or principal-only payment streams, denoted by a 1 or 2 respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

D	The coupon rates shown on variable securities are the rates at December 31, 2004. These rates vary with the weighted average coupon of the underlying loans.

E	Inflation-Protected Securities — Security whose principal value is adjusted daily or monthly in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

F	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.

G	Convertible Security — Security may be converted into issuer’s common stock.

H	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

I	Collateral to cover options and futures contracts.

J	Options and futures are described in more detail in the notes to financial statements.

K	Represents actual number of contracts.

See notes to financial statements.

Annual Report to Shareholders

Statement of Assets and Liabilities

Core Bond Fund

December 31, 2004
(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost — $47,872)	$48,103
Repurchase Agreements, at cost	13,362
Short-term securities at value (Identified Cost — $782)	787

Total investments		$62,252

Receivable for:
Securities sold		1,020
Fund shares sold		642
Interest		419

		64,333

Liabilities:
Options proceeds (Identified Cost — $154)		70

Payable for:
Securities purchased		112
Fund shares repurchased		174
Futures variation margin		2
Income distribution		5

Due to:
Manager		24
Distributor		35
Accrued expenses		64
Other liabilities		74

		560

Net Assets		$63,773

Net assets consist of:
Accumulated paid-in capital applicable to
6,408 Primary Class shares outstanding	$63,534
Accumulated net realized gain/(loss) on investments, options, futures, and swaps	6
Unrealized appreciation/(depreciation) of investments, options and futures	233

Net Assets		$63,773

Net Asset Value Per Share:
Primary Class		$9.95

See notes to financial statements.

Annual Report to Shareholders

Statement of Operations

Core Bond Fund

For the Period Ended December 31, 2004A
(Amounts in Thousands)

Investment Income:
Interest		$1,331

Expenses:
Management fees	$171
Distribution and service fees	190
Audit and legal fees	62
Custodian fees	75
Directors’ fees and expenses	12
Registration fees	15
Reports to shareholders	24
Transfer agent and shareholder servicing expense	27
Organization expense	13
Other expenses	4

	593
Less: Fees waived	(212)
Compensating balance credits	(1)

Total expenses, net of waivers and compensating balance credits		380

Net Investment Income		951

Net Realized and Unrealized Gain/(Loss) on Investments:

Realized gain/(loss) on:
Investments	238
Options	65
Futures	(82)
Swaps	17

		238
Increase in unrealized appreciation/(depreciation) of investments, options and futures		233

Net Realized and Unrealized Gain/(Loss) on Investments		471

Increase in Net Assets Resulting From Operations		$1,422

A   For the period February 27, 2004 (commencement of operations) to December 31, 2004.

See notes to financial statements.

Annual Report to Shareholders

Statement of Changes in Net Assets

Core Bond Fund

(Amounts in Thousands)

For the Period
Ended
12/31/04A

Increase in Net Assets:

Net investment income	$951

Net realized gain/(loss) on investments, options, futures and swaps	238

Increase in unrealized appreciation/(depreciation) of investments, options, futures and swaps	233

Increase in net assets resulting from operations	1,422

Distributions to shareholders:

From net investment income:
Primary Class	(1,051)

From net realized gain on investments:
Primary Class	(132)

Increase in net assets from Fund share transactions:
Primary Class	63,534

Increase in net assets	63,773

Net Assets:

Beginning of period	—

End of period	$63,773

Under/(over) distributed net investment income	$—

A   For the period February 27, 2004 (commencement of operations) to December 31, 2004.

See notes to financial statements.

Annual Report to Shareholders

Financial Highlights

Core Bond Fund

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Period Ended
	December 31, 2004A

Net asset value, beginning of period	$10.00

Investment operations:
Net investment income	.18	B
Net realized and unrealized gain/(loss) on investments	N.M.

Total from investment operations	.18

Distributions:
From net investment income	(.21)
From net realized gain on investments	(.02)

Total distributions	(.23)

Net asset value, end of period	$9.95

Ratios/supplemental data:
Total return	1.90%	C
Expenses to average net assets	1.00%	B,D
Net investment income to average net assets	2.50%	B,D
Portfolio turnover rate	234%	C
Net assets, end of period (in thousands)	$63,773

A	For the period February 27, 2004 (commencement of operations) to December 31, 2004.

B	Net of fees waived by LMFA for expenses in excess of the voluntary expense limitation of 1.00% until April 30, 2005. If no fees had been waived by LMFA, the annualized ratio of expenses to daily average net assets for the period ended December 31, 2004 would have been 1.56%.

C	Not annualized.

D	Annualized.

N.M. — Not meaningful.

See notes to financial statements.

Annual Report to Shareholders

Management’s Discussion of Fund Performance

High Yield Portfolio

   Average annual total returns for the High Yield Portfolio and its benchmark for various periods ended December 31, 2004, are presented below:

	One	Five	Ten	Since
	Year	Years	Years	InceptionA

High Yield
Primary Class	+10.51%	+1.45%	+6.08%	+5.28%
Institutional Class	+11.15%	+1.84%	N/A	+1.60%
Lehman High Yield IndexB	+11.13%	+6.97%	+8.13%	+7.11%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the primary class please visit www.leggmasonfunds.com; for the Institutional Class please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

   For the calendar year 2004, the Primary Class of the Fund returned 10.51% versus 11.13% for the Fund’s benchmark, the Lehman High Yield Index (“Index”). The option-adjusted spread of the Index narrowed from +394 basis points (bps)C on December 31, 2003, to +288 bps on December 31, 2004. The portfolio’s underperformance is primarily attributable to the portfolio manager’s decision to underweight the top performing industries: natural gas pipelines, and chemicals which were up 14.04% and 15.72%, respectively in 2004. Duration exposure was neutral to somewhat short for the period, and this detracted from performance since most yields rose by less than forward rates had anticipated. Once again, lower-rated issuers in the Index drove performance in the high yield sector. CCC rated issues returned 15.77% vs. BB rated issues, which returned just 9.61%.

A	The inception date of the Primary Class is February 1, 1994. The inception date of the Institutional Class is May 5, 1998. Index returns are for periods beginning January 31, 1994.

B	A market value-weighted index that tracks the daily price-only, coupon, and total return performance of non-investment grade, fixed rate, publicly placed, dollar-denominated, and non-convertible debt registered with the U.S. Securities and Exchange Commission.

C	100 basis points = 1%.

Annual Report to Shareholders

Management’s Discussion of Fund
     Performance — Continued
The portfolio was positioned to benefit from performance in the lower-rating categories by being overweight CCCs and underweight BBs.

Western Asset Management Company

January 28, 2005

Annual Report to Shareholders

Expense Example

High Yield Portfolio

   As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on July 1, 2004, and held through December 31, 2004.

Actual Expenses

   The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the	Annualized
	Value	Value	Period	Expense
	7/1/04	12/31/04	7/1/04 to 12/31/04	Ratio

Primary Class:
Actual	$1,000.00	$1,095.90	$7.18	1.36%
Hypothetical (5% return before expenses)	1,000.00	1,018.35	6.92

Institutional Class:
Actual	$1,000.00	$1,099.00	$4.23	0.80%
Hypothetical (5% return before expenses)	1,000.00	1,021.17	4.08

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (184), and divided by 365.

Annual Report to Shareholders

Performance Information

High Yield Portfolio

   The following graphs compare the Fund’s total returns against that of a closely matched broad-based securities market index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in the Institutional Class of the Fund, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions.

   Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

Periods Ended December 31, 2004

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+10.51%	+10.51%
Five Years	+7.48%	+1.45%
Ten Years	+80.48%	+6.08%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	A market value-weighted index that tracks the daily price-only, coupon, and total return performance of non-investment grade, fixed rate, publicly placed, dollar-denominated, and non-convertible debt registered with the U.S. Securities and Exchange Commission.

Annual Report to Shareholders

Performance Information — Continued

Growth of a $1,000,000 Investment — Institutional Class

Periods Ended December 31, 2004

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+11.15%	+11.15%
Five Years	+9.52%	+1.84%
Life of Class*	+11.15%	+1.60%
*Inception date: May 5, 1998

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	Index returns are for periods beginning April 30, 1998.

Annual Report to Shareholders

Portfolio Composition (As of December 31, 2004)

Debt RatingsC (As a percentage of the portfolio)

Maturity Schedule (As a percentage of the portfolio)

C	Source: Standard & Poor’s

Annual Report to Shareholders

Portfolio of Investments

High Yield Portfolio
December 31, 2004

(Amounts in Thousands)

		Maturity	Par/
	Rate	Date	Shares	Value

Long-Term Securities — 97.6%
Corporate Bonds and Notes — 88.7%
Advertising — 0.7%
Vertis Inc.	10.875%	6/15/09	$1,385	$1,503

Aerospace/ Defense — 1.7%
Armor Holdings, Inc.	8.250%	8/15/13	1,450	1,624
Esterline Technologies Corporation	7.750%	6/15/13	943	1,030
Hexcel Corporation	9.875%	10/1/08	966	1,072

				3,726

Animal Hospitals — 0.5%
Vicar Operating, Inc.	9.875%	12/1/09	915	1,002

Apparel — 1.8%
Levi Strauss & Co.	9.750%	1/15/15	470	465	A
Oxford Industries, Inc.	8.875%	6/1/11	1,161	1,247
Russell Corporation	9.250%	5/1/10	998	1,070
The William Carter Company	10.875%	8/15/11	917	1,027

				3,809

Auto and Automotive Parts — 1.2%
Keystone Automotive Operations Inc.	9.750%	11/1/13	1,560	1,669
TRW Automotive Inc.	9.375%	2/15/13	839	973

				2,642

Automotive Retailer — 0.9%
Asbury Automotive Group Inc.	9.000%	6/15/12	1,896	1,991

Banking and Finance — 0.8%
Refco Finance Holdings	9.000%	8/1/12	1,480	1,621	A

Building Materials — 2.3%
Associated Materials Incorporated	0.000%	3/1/14	1,990	1,433	B
Interface, Inc.	7.300%	4/1/08	553	565

Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Building Materials — Continued
Interface, Inc.	10.375%	2/1/10	$1,373	$1,579
Nortek, Inc.	8.500%	9/1/14	1,370	1,432	A

				5,009

Cable — 4.2%
Charter Communications Holdings, LLC	9.625%	11/15/09	1,250	1,097
Charter Communications Holdings, LLC	10.250%	9/15/10	2,535	2,687
CSC Holdings Inc.	7.625%	4/1/11	990	1,067
CSC Holdings Inc.	6.750%	4/15/12	170	175	A
CSC Holdings Inc.	7.875%	2/15/18	430	464
CSC Holdings Inc.	7.625%	7/15/18	946	1,000
Insight Communications Company, Inc.	0.000%	2/15/11	1,140	1,109	B
LodgeNet Entertainment Corporation	9.500%	6/15/13	1,152	1,273

				8,872

Casino Resorts — 2.1%
Inn of The Mountain Gods Resort	12.000%	11/15/10	1,610	1,884
Isle of Capri Casinos, Inc.	9.000%	3/15/12	570	628
Premier Entertainment Biloxi LLC	10.750%	2/1/12	747	816
River Rock Entertainment	9.750%	11/1/11	990	1,110
Station Casinos, Inc.	6.875%	3/1/16	90	94

				4,532

Chemicals — 2.8%
Georgia Gulf Corporation	7.625%	11/15/05	6	6
Huntsman International LLC	10.125%	7/1/09	766	806
Lyondell Chemical Company	9.625%	5/1/07	1,558	1,714
Lyondell Chemical Company	10.500%	6/1/13	400	476
MacDermid, Incorporated	9.125%	7/15/11	22	25
Millennium America Inc.	9.250%	6/15/08	892	1,015
Nalco Company	8.875%	11/15/13	640	702
Westlake Chemical Corporation	8.750%	7/15/11	1,032	1,166

				5,910

Annual Report to Shareholders

Portfolio of Investments — Continued

High Yield Portfolio — Continued

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Coal — 0.7%
Alpha Natural Resources LLC	10.000%	6/1/12	$1,360	$1,550	A

Containers and Packaging — 3.3%
Graham Packaging Company, Inc.	9.875%	10/15/14	1,410	1,505	A
Graphic Packaging International Corp.	9.500%	8/15/13	1,160	1,319
Owens Brockway Glass Containers	8.750%	11/15/12	1,040	1,172
Owens-Illinois, Inc.	7.500%	5/15/10	420	446
Jefferson Smurfit Corporation (U.S.)	8.250%	10/1/12	840	916
Solo Cup Company	8.500%	2/15/14	1,670	1,737

				7,095

Electric — 2.2%
Orion Power Holdings, Inc.	12.000%	5/1/10	1,270	1,613
The AES Corporation	9.000%	5/15/15	2,743	3,141	A

				4,754

Electronics — 0.5%
Rayovac Corporation	8.500%	10/1/13	960	1,066

Energy — 3.9%
Calpine Corporation	7.625%	4/15/06	1,200	1,179
Calpine Generating Co., LLC	11.169%	4/1/11	1,280	1,251	C
Calpine Generating Co., LLC	11.500%	4/1/11	1,730	1,644
Midwest Generation LLC	8.560%	1/2/16	750	832
Midwest Generation LLC	8.750%	5/1/34	1,000	1,135
NRG Energy, Inc.	8.000%	12/15/13	1,402	1,528	A
Reliant Energy Inc.	6.750%	12/15/14	750	745

				8,314

Entertainment — 0.8%
Cinemark, Inc.	0.000%	3/15/14	1,390	1,050	B
Loews Cineplex Entertainment Corporation	9.000%	8/1/14	680	736	A

				1,786

Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Environmental Services — 1.8%
Allied Waste North America Incorporated	7.625%	1/1/06	$69	$71
Allied Waste North America Incorporated	8.875%	4/1/08	508	544
Allied Waste North America Incorporated	8.500%	12/1/08	1,364	1,446
Capital Environment Resource, Inc.	9.500%	4/15/14	1,790	1,781	A

				3,842

Food, Beverage and Tobacco — 1.3%
Cott Beverages Incorporated	8.000%	12/15/11	950	1,034
Domino’s, Inc.	8.250%	7/1/11	1,014	1,108
Stater Bros. Holdings Inc.	5.990%	6/15/10	640	658	C

				2,800

Gaming — 0.8%
Argosy Gaming Company	9.000%	9/1/11	1,432	1,597

Gas and Pipeline Utilities — 3.3%
ANR Pipeline, Inc.	8.875%	3/15/10	322	361
ANR Pipeline, Inc.	9.625%	11/1/21	477	600
Dynegy Holdings Inc.	8.750%	2/15/12	1,010	1,058
Dynegy Holdings Inc.	10.125%	7/15/13	1,260	1,443	A
Northwest Pipelines Corporation	8.125%	3/1/10	481	532
Sonat Inc.	6.875%	6/1/05	700	709
Southern Natural Gas Company	8.875%	3/15/10	678	759
The Williams Companies, Inc.	8.750%	3/15/32	1,471	1,690

				7,152

Health Care — 3.2%
Ardent Health Services	10.000%	8/15/13	2,000	2,100
Community Health Systems Inc.	6.500%	12/15/12	590	594	A
Equinox Holdings Inc	9.000%	12/15/09	940	1,001
Tenet Healthcare Corporation	9.875%	7/1/14	2,887	3,147	A

				6,842

Annual Report to Shareholders

Portfolio of Investments — Continued

High Yield Portfolio — Continued

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Homebuilding — 0.3%
KB HOME	5.875%	1/15/15	$730	$723

Lodging/ Hotels — 0.1%
La Quinta Inns, Inc.	8.875%	3/15/11	70	78
Starwood Hotels & Resorts Worldwide, Inc.	7.875%	5/1/12	100	114

				192

Machinery — 2.3%
Case New Holland Incorporated	9.250%	8/1/11	848	943	A
Case New Holland Incorporated	9.250%	8/1/11	152	169	A
Grant Prideco, Inc.	9.000%	12/15/09	877	971
Joy Global Inc.	8.750%	3/15/12	1,125	1,260
Terex Corporation	7.375%	1/15/14	1,430	1,534

				4,877

Manufacturing (Diversified) — 3.5%
Ames True Temper	10.000%	7/15/12	1,000	1,025
Jacuzzi Brands Incorporated	9.625%	7/1/10	2,304	2,557
KI Holdings Incorporated	0.000%	11/15/14	1,140	730	B
Koppers Inc.	9.875%	10/15/13	920	1,049
MMI Products, Inc.	11.250%	4/15/07	1,030	1,045
Samsonite Corporation	8.875%	6/1/11	960	1,039

				7,445

Media — 2.8%
EchoStar DBS Corporation	5.256%	10/1/08	1,090	1,129	C
Lamar Media Corporation	7.250%	1/1/13	650	702
Paxson Communications Corporation	10.750%	7/15/08	645	677
Paxson Communications Corporation	0.000%	1/15/09	25	24	B
PRIMEDIA Inc.	7.665%	5/15/10	940	997	C
PRIMEDIA Inc.	8.875%	5/15/11	300	317
Sinclair Broadcast Group, Inc.	8.750%	12/15/11	990	1,078
Warner Music Group	7.375%	4/15/14	1,040	1,066	A

				5,990

Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Medical Care Facilities — 0.9%
HCA Inc.	7.875%	2/1/11	$510	$562
HCA Inc.	9.000%	12/15/14	970	1,145
HCA, Inc.	8.750%	9/1/10	246	281

				1,988

Medical Products — 0.1%
Fresenius Medical Care Capital Trust II	7.875%	2/1/08	89	97	D

Medical Supplies and Services — 0.4%
AmeriPath Inc.	10.500%	4/1/13	838	890

Metals — 0.2%
Century Aluminum Company	7.500%	8/15/14	490	522	A

Oil and Gas — 7.0%
Amerigas Partners LP	8.875%	5/20/11	806	879
Belden Blake Corporation	8.750%	7/15/12	1,230	1,248	A
Chesapeake Energy Corporation	9.000%	8/15/12	1,083	1,237
Chesapeake Energy Corporation	7.500%	9/15/13	40	44
El Paso CGP Co.	7.750%	6/15/10	1,180	1,233
El Paso Corporation	6.950%	12/15/07	838	878
El Paso Corporation	7.875%	6/15/12	750	785
El Paso Corporation	7.800%	8/1/31	730	701
El Paso Corporation	7.750%	1/15/32	670	641
El Paso Production Holding Company	7.750%	6/1/13	330	346
Ferrellgas LP	6.750%	5/1/14	510	524
KCS Energy, Inc.	7.125%	4/1/12	930	976
Pacific Energy Partners	7.125%	6/15/14	460	490
Parker Drilling Company	7.150%	9/1/10	1,060	1,110	A,C
Plains Exploration & Production Company	7.125%	6/15/14	810	883
Pride International, Inc.	7.375%	7/15/14	920	1,005
Suburban Propane Partners LP	6.875%	12/15/13	1,000	1,020

Annual Report to Shareholders

Portfolio of Investments — Continued

High Yield Portfolio — Continued

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Oil and Gas — Continued
Vintage Petroleum, Inc.	7.875%	5/15/11	$722	$769
Vintage Petroleum, Inc.	8.250%	5/1/12	250	276

				15,045

Paper and Forest Products — 1.0%
Georgia-Pacific Corp.	9.500%	12/1/11	902	1,112
Georgia-Pacific Corp.	9.375%	2/1/13	887	1,033

				2,145

Pharmaceuticals — 0.5%
Leiner Health Products Inc.	11.000%	6/1/12	940	1,027

Publishing — 0.4%
Dex Media East LLC	9.875%	11/15/09	19	22
Dex Media East LLC	12.125%	11/15/12	641	781

				803

Real Estate — 0.7%
Forest City Enterprises, Inc.	7.625%	6/1/15	140	149
Ventas Realty, Limited Partnership	8.750%	5/1/09	695	779
Ventas Realty, Limited Partnership	9.000%	5/1/12	408	476

				1,404

Rental and Lease Services (Commercial) — 0.7%
NationsRent Inc.	9.500%	10/15/10	1,390	1,557

Retail — 1.2%
Norcraft Companies	9.000%	11/1/11	1,470	1,587
Toys “R” Us, Inc.	7.875%	4/15/13	980	973

				2,560

Special Purpose — 11.5%
AAC Group Holding Corporation	0.000%	10/1/12	1,510	1,015	A,B
Alamosa Incorporated	11.000%	7/31/10	444	523
Alamosa Incorporated	8.500%	1/31/12	640	699

Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Special Purpose — Continued
Dennys Corp. Holdings, Inc.	10.000%	10/1/12	$1,010	$1,087	A
Goodman Global Holding Company, Inc.	7.875%	12/15/12	1,090	1,079	A
H & E Equipment Services LLC	11.125%	6/15/12	1,434	1,577
H Lines Finance Holding Corporation	0.000%	4/1/13	1,580	1,138	A,B
Huntsman Advanced Materials LLC	10.000%	7/15/08	10	11	A,C
Huntsman Advanced Materials LLC	11.000%	7/15/10	370	440	A
Jostens IH Corporation	7.625%	10/1/12	1,520	1,581	A
K&F Acquisition Incorporated	7.750%	11/15/14	608	628	A
Milacron Escrow Corporation	11.500%	5/15/11	1,295	1,373
Norcraft Holdings LP	0.000%	9/1/12	670	502	B
Qwest Capital Funding Incorporated	7.900%	8/15/10	1,253	1,266
Rainbow National Services LLC	8.750%	9/1/12	510	560	A
Rainbow National Services LLC	10.375%	9/1/14	1,000	1,127	A
Sensus Metering Systems Inc.	8.625%	12/15/13	1,481	1,518
Sithe Independence Funding Corporation	9.000%	12/30/13	930	1,044
Texas Genco LLC	6.875%	12/15/14	1,253	1,295	A
The Williams Companies, Inc. Credit-Linked Certificates	6.750%	4/15/09	910	981	A
TransDigm	8.375%	7/15/11	1,027	1,101
UCAR Finance Inc.	10.250%	2/15/12	1,315	1,502
UGS Corporation	10.000%	6/1/12	900	1,024	A
WII Components, Inc.	10.000%	2/15/12	1,000	1,000
WMG Holdings Corporation	0.000%	12/15/14	1,010	645	A,B

				24,716

Steel Products — 0.6%
Allegheny Technologies, Inc.	8.375%	12/15/11	1,120	1,243

Storage Facilities — 0.7%
Mobile Mini, Inc.	9.500%	7/1/13	1,260	1,468

Telecommunications — 5.7%
AT&T Corp.	9.050%	11/15/11	720	829
AT&T Corp.	9.750%	11/15/31	680	812

Annual Report to Shareholders

Portfolio of Investments — Continued

High Yield Portfolio — Continued

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Telecommunications — Continued
Cincinnati Bell Inc.	8.375%	1/15/14	$2,280	$2,308
GTE Hawaiian Telephone Company, Inc.	7.000%	2/1/06	300	309
GTE Hawaiian Telephone Company, Inc.	7.375%	9/1/06	230	240
MCI Inc.	6.908%	5/1/07	377	386
MCI Inc.	7.688%	5/1/09	377	390
MCI Inc.	8.735%	5/1/14	1,333	1,433
Qwest Communications International Inc.	7.500%	2/15/11	1,080	1,107	A
Qwest Corporation	7.875%	9/1/11	1,580	1,714	A
Qwest Services Corporation	14.000%	12/15/10	2,139	2,572	A

				12,100

Telecommunications (Cellular/ Wireless) — 3.3%
Centennial Communications Corporation	8.125%	2/1/14	1,980	2,034
Nextel Communications, Inc.	5.950%	3/15/14	1,132	1,172
Nextel Communications, Inc.	7.375%	8/1/15	495	544
Rural Cellular Corporation	9.750%	1/15/10	450	407
Rural Cellular Corporation	8.250%	3/15/12	370	392
SBA Communications Corporation	8.500%	12/1/12	996	1,016	A
Ubiquitel Operating Company	9.875%	3/1/11	610	685	A
US Unwired Inc.	10.000%	6/15/12	800	902	A

				7,152

Transportation — 3.3%
Continental Airlines, Inc.	7.373%	12/15/15	951	803
Gulfmark Offshore, Inc.	7.750%	7/15/14	1,110	1,176	A
Horizon Lines, LLC	9.000%	11/1/12	800	860	A
Kansas City Southern Railway	9.500%	10/1/08	1,834	2,084
OMI Corporation	7.625%	12/1/13	956	1,023
US Airways	8.360%	1/20/19	1,154	1,164

				7,110

Water Utilities — 0.7%
National Waterworks, Inc.	10.500%	12/1/12	1,247	1,403

Total Corporate Bonds and Notes (Identified Cost — $178,971)				189,872

Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Mortgage-Backed Securities — 0.3%
Fixed Rate Securities — 0.3%
Blackrock Capital Finance L.P. 1996-R1	9.479%	9/25/26	$806	$540
Ocwen Residential Mortgage Corporation 1998-R1	7.000%	10/25/40	310	50

Mortgage-Backed Securities (Identified Cost — $621)				590

Yankee BondsE — 7.5%
Cable — 0.1%
Rogers Cable Inc.	6.750%	3/15/15	330	337	A

Chemicals — 1.6%
Rhodia SA	10.250%	6/1/10	1,360	1,530
Rhodia SA	8.875%	6/1/11	1,980	1,995

				3,525

Foreign Governments — 0.7%
Federative Republic of Brazil	14.500%	10/15/09	1,070	1,427

Media — 0.8%
Kabel Deutschland GmbH	10.625%	7/1/14	1,540	1,771	A

Oil and Gas — 0.7%
Western Oil Sands Inc.	8.375%	5/1/12	1,355	1,584

Paper and Forest Products — 0.3%
Abitibi Consolidated Inc.	5.990%	6/15/11	536	552	C

Services — 0.3%
Compagnie Generale de Geophysique S.A.	10.625%	11/15/07	708	746

Annual Report to Shareholders

Portfolio of Investments — Continued

High Yield Portfolio — Continued

		Maturity	Par/
	Rate	Date	Shares		Value

Yankee Bonds — Continued
Special Purpose — 0.2%
JSG Funding PLC	15.500%	10/1/13	$370		$433

Telecommunications — 1.5%
Inmarsat Finance II Plc	0.000%	11/15/12	1,591		1,146	A,B
Inmarsat Finance Plc	7.625%	6/30/12	1,360		1,414
Nortel Networks Ltd.	6.125%	2/15/06	551		561

					3,121

Telecommunications (Cellular/ Wireless) — 0.8%
Rogers Wireless Communications Inc.	9.625%	5/1/11	1,088		1,275
Rogers Wireless Communications Inc.	8.000%	12/15/12	330		349	A

					1,624

Transportation — 0.5%
Teekay Shipping Corporation	8.875%	7/15/11	915		1,061

Total Yankee Bonds (Identified Cost — $15,153)					16,181

Common Stocks — 0.1%
Engineering and Construction — 0.1%
Washington Group International, Inc.			8	shs	$350	F

Food — N.M.
International Fast Food Corporation			40		0.01	F

Telecommunications — N.M.
Cincinnati Bell Inc.			0.1		1	F

Total Common Stocks (Identified Cost — $2,847)					351

Annual Report to Shareholders

		Par/
	Rate	Shares		Value

Preferred Stocks — 0.8%
High Voltage Engineering Corporation	12.50%	0.4	shs	$5	G
Paxson Communications Corporation	14.25%	0.1		1,165	G,H
Fannie Mae	7.00%	9		482	C

Total Preferred Stocks (Identified Cost — $2,155)				1,652

Warrants — 0.2%
American Tower Corporation		1	wts	191	A,F
Horizon PCS, Inc.		2		0.02	A,F
Next Generation Network, Inc.		16		0.1	F
Washington Group International, Series A		5		70	F
Washington Group International, Series B		6		62	F
Washington Group International, Series C		3		29	F

Total Warrants (Identified Cost — $310)				352

Total Long-Term Securities (Identified Cost — $200,057)				208,998

Short-Term Securities — 0.7%
Repurchase Agreements — 0.7%
Deutsche Bank AG
2.2%, dated 12/31/04, to be repurchased at $755 on 1/3/05 (Collateral: $755 Freddie Mac notes, 2.375%, due 4/5/06, value $775)		$755		755
Goldman, Sachs & Company
2.22%, dated 12/31/04, to be repurchased at $700 on 1/3/05 (Collateral: $655 Freddie Mac notes, 5.625%, due 3/15/11, value $716)		700		700

Total Short-Term Securities (Identified Cost — $1,455)				1,455

Total Investments — 98.3% (Identified Cost — $201,512)				210,453
Other Assets Less Liabilities — 1.7%				3,608

Net Assets — 100.0%				$214,061

Annual Report to Shareholders

Portfolio of Investments — Continued

High Yield Portfolio — Continued

A	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 23.64% of net assets.

B	Stepped coupon security — A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
C	Indexed security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”). The coupon rates are the rates as of December 31, 2004.
D	Unit — A security which consists of a bond and warrants to purchase the common stock of the issuer.

E	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.
F	Non-income producing.

G	Pay-in-Kind (“PIK”) security — A bond in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
H	Private placement.
N.M. — Not meaningful.

See notes to financial statements.

Annual Report to Shareholders

Statement of Assets and Liabilities

High Yield Portfolio

December 31, 2004
(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost — $200,057)	$208,998
Short-term securities at value (Identified Cost — $1,455)	1,455

Total investments		$210,453
Cash		530

Receivable for:
Securities sold		243
Fund shares sold		226
Dividend and interest income		3,947

		215,399

Liabilities:

Payable for:
Securities purchased		240
Fund shares repurchased		635
Income distribution		151

Due to:
Manager		119
Distributor		87
Accrued expenses		106

		1,338

Net Assets		$214,061

Net assets consist of:

Accumulated paid-in-capital applicable to:
21,862 Primary Class shares outstanding	$352,359
929 Institutional Class shares outstanding	8,532
Under/(over) distributed net investment income	(92)
Accumulated net realized gain/(loss) on investments	(155,679)
Unrealized appreciation/(depreciation) of investments	8,941

Net Assets		$214,061

Net Asset Value Per Share:
Primary Class		$9.39

Institutional Class		$9.41

See notes to financial statements.

Annual Report to Shareholders

Statement of Operations

High Yield Portfolio

For the Year Ended December 31, 2004
(Amounts in Thousands)

Investment Income:

Dividends	$192
Interest	17,485

Total income		$17,677

Expenses:

Management fees	1,410
Distribution and service fees	1,046
Audit and legal fees	52
Custodian fees	122
Directors’ fees and expenses	21
Registration fees	24
Reports to shareholders	37

Transfer agent and shareholder servicing expense:
Primary Class	182
Institutional Class	2
Other expenses	11

	2,907
Less compensating balance credits	(4)

Total expenses, net of compensating balance credits		2,903

Net Investment Income		14,774

Net Realized and Unrealized Gain/(Loss) on Investments:

Realized gain/(loss) on investments	2,146
Change in unrealized appreciation/(depreciation) of investments	4,056

Net Realized and Unrealized Gain/(Loss) on Investments		6,202

Change in Net Assets Resulting From Operations		$20,976

See notes to financial statements.

Annual Report to Shareholders

Statement of Changes in Net Assets

High Yield Portfolio

(Amounts in Thousands)

	For the Years Ended

	12/31/04	12/31/03

Change in Net Assets:

Net investment income	$14,774	$15,039

Net realized gain/(loss) on investments	2,146	2,379

Change in unrealized appreciation/(depreciation) on investments	4,056	24,619

Change in net assets resulting from operations	20,976	42,037

Distributions to shareholders from net investment income:
Primary Class	(14,195)	(14,885)
Institutional Class	(565)	(389)

Change in net assets from Fund share transactions:
Primary Class	(24,402)	35,499
Institutional Class	2,040	3,066

Change in net assets	(16,146)	65,328

Net Assets:

Beginning of year	230,207	164,879

End of year	$214,061	$230,207

Under/(over) distributed net investment income	$(92)	$(88)

See notes to financial statements.

Annual Report to Shareholders

Financial Highlights

High Yield Portfolio

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Years Ended December 31,

	2004	2003	2002	2001	2000

Net asset value, beginning of year	$9.10	$7.96	$9.22	$10.18	$14.97

Investment operations:
Net investment income	.62	.63	.77	.94	1.32
Net realized and unrealized gain/(loss) on investments	.29	1.15	(1.26)	(.94)	(3.45)

Total from investment operations	.91	1.78	(.49)	—	(2.13)

Distributions:
From net investment income	(.62)	(.64)	(.77)	(.96)	(1.27)
From net realized gain on investments	—	—	—	—	(1.39)

Total distributions	(.62)	(.64)	(.77)	(.96)	(2.66)

Net asset value, end of year	$9.39	$9.10	$7.96	$9.22	$10.18

Ratios/supplemental data:
Total return	10.51%	23.03%	(5.28)%	(.13)%	(16.43)%
Expenses to average net assets	1.36%	1.41%	1.36%	1.51%	1.51%
Net investment income to average net assets	6.79%	7.26%	9.06%	9.59%	9.98%
Portfolio turnover rate	109%	122%	97%	130%	45%
Net assets, end of year (in thousands)	$205,314	$223,773	$162,175	$199,214	$217,769

See notes to financial statements.

Annual Report to Shareholders

Institutional Class:

	Years Ended December 31,

	2004	2003	2002	2001	2000

Net asset value, beginning of year	$9.11	$7.96	$9.20	$10.18	$14.97

Investment operations:
Net investment income	.66	.66	.78	1.01	1.41
Net realized and unrealized gain/(loss) on investments	.31	1.15	(1.24)	(1.00)	(3.47)

Total from investment operations	.97	1.81	(.46)	.01	(2.06)

Distributions:
From net investment income	(.67)	(.66)	(.78)	(.99)	(1.34)
From net realized gain on investments	—	—	—	—	(1.39)

Total distributions	(.67)	(.66)	(.78)	(.99)	(2.73)

Net asset value, end of year	$9.41	$9.11	$7.96	$9.20	$10.18

Ratios/supplemental data:
Total return	11.15%	23.54%	(5.00)%	(.06)%	(15.99)%
Expenses to average net assets	.80%	.85%	.82%	.97%	1.03%
Net investment income to average net assets	7.38%	7.78%	9.63%	10.20%	10.98%
Portfolio turnover rate	109%	122%	97%	130%	45%
Net assets, end of year (in thousands)	$8,747	$6,434	$2,704	$1,331	$673

See notes to financial statements.

Annual Report to Shareholders

Management’s Discussion of Fund Performance

Investment Grade Income Portfolio

   Average annual total returns for the Investment Grade Income Portfolio and its benchmark for various periods ended December 31, 2004, are presented below:

	One	Five	Ten	Since
	Year	Years	Years	InceptionA

Investment Grade
Primary Class	+6.29%	+8.38%	+8.16%	+7.96%
Institutional Class	+6.85%	+8.94%	N/A	+7.51%
Lehman Credit Bond IndexB	+4.08%	+8.05%	+7.91%	+8.19%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

   For the calendar year 2004, the Primary Class of the Fund returned 6.29% versus 4.08% for the Fund’s benchmark, the Lehman Credit Bond Index. The option-adjusted spread of the Index narrowed from +89 basis points (bps)C to similar duration Treasuries on December 31, 2003, to +75 bps on December 31, 2004. The portfolio’s outperformance is primarily attributable to the manager’s decision to overweight BBB rated issues, which returned 6.25% for the year, as well as favorable overweight and underweight sub-sector and issue selection decisions. Overweights to communications and energy which were up 6.38% and 7.12%, respectively in 2004 and an underweight to non-corporate issuers which were up 4.48% helped relative performance. Duration exposure was neutral to somewhat short for the period, and this detracted from performance since most yields rose by less than forward rates had anticipated.

Western Asset Management Company

January 28, 2005

A	The inception date of the Primary Class is August 7, 1987. The inception date of the Institutional Class is December 1, 1995. Index returns are for periods beginning July 31, 1987.

B	This index includes all publicly issued, fixed rate, non-convertible, investment grade, domestic corporate debt. It also includes Yankee bonds, which are dollar-denominated, SEC- registered public, non-convertible debt issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies, and international agencies.

C	100 basis points = 1%.

Annual Report to Shareholders

Expense Example

Investment Grade Income Portfolio

   As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on July 1, 2004, and held through December 31, 2004.

Actual Expenses

   The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the	Annualized
	Value	Value	Period 7/1/04 to	Expense
	7/1/04	12/31/04	12/31/04	Ratio

Primary Class:
Actual	$1,000.00	$1,067.70	$5.21	1.00%
Hypothetical (5% return before expenses)	1,000.00	1,020.16	5.09

Institutional Class:
Actual	$1,000.00	$1,071.60	$2.45	0.47%
Hypothetical (5% return before expenses)	1,000.00	1,022.84	2.40

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (184), and divided by 365.

Annual Report to Shareholders

Performance Information

Investment Grade Income Portfolio

   The following graphs compare the Fund’s total returns against that of a closely matched broad-based securities market index. The graphs illustrate the cumulative total return of an initial $10,000 investment in Primary Class shares and an initial $1,000,000 investment in Institutional Class shares of the Fund, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions.

   Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

Periods Ended December 31, 2004

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+6.29%	+6.29%
Five Years	+49.54%	+8.38%
Ten Years	+119.16%	+8.16%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	This index includes all publicly issued, fixed rate, non-convertible, investment grade, domestic corporate debt. It also includes Yankee bonds, which are dollar-denominated, SEC-registered public, non-convertible debt issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies, and international agencies.

Annual Report to Shareholders

Performance Information — Continued

Growth of a $1,000,000 Investment — Institutional Class

Periods Ended December 31, 2004

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+6.85%	+6.85%
Five Years	+53.42%	+8.94%
Life of Class*	+93.01%	+7.51%
*Inception date: December 1, 1995

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

C	Index returns are for periods beginning November 30, 1995.

Annual Report to Shareholders

Portfolio Composition (As of December 31, 2004)

Debt RatingsD (As a percentage of the portfolio)

Maturity Schedule (As a percentage of the portfolio)

D	Source: Standard & Poor’s

Annual Report to Shareholders

Portfolio of Investments

Investment Grade Income Portfolio

December 31, 2004
(Amounts in Thousands)

		Maturity	Par/
	Rate	Date	Shares	Value

Long-Term Securities — 97.5%
Corporate Bonds and Notes — 72.9%
Aerospace/ Defense — 1.3%
General Dynamics Corporation	3.000%	5/15/08	$525	$513
L-3 Communications Corp.	7.625%	6/15/12	1,000	1,098
Lockheed Martin Corporation	8.500%	12/1/29	760	1,040
Northrop Grumman Corporation	4.079%	11/16/06	680	687
Northrop Grumman Corporation	7.750%	2/15/31	170	218
Raytheon Company	6.150%	11/1/08	489	526
Raytheon Company	5.375%	4/1/13	400	416
Raytheon Company	6.400%	12/15/18	840	927

				5,425

Auto Parts and Equipment — 0.2%
American Axle & Manufacturing Inc.	5.250%	2/11/14	800	768
Lear Corporation	7.960%	5/15/05	231	235

				1,003

Automotive — 0.6%
Ford Motor Company	7.450%	7/16/31	725	729
Ford Motor Company	8.900%	1/15/32	370	421
General Motors Corporation	8.250%	7/15/23	650	677
General Motors Corporation	8.375%	7/15/33	660	684

				2,511

Banking and Finance — 9.9%
Boeing Capital Corporation	6.500%	2/15/12	1,000	1,121
Boeing Capital Corporation	5.800%	1/15/13	1,500	1,618
Countrywide Home Loans, Inc.	2.875%	2/15/07	1,320	1,297
Countrywide Home Loans, Inc.	3.250%	5/21/08	1,200	1,173
Ford Motor Credit Company	6.875%	2/1/06	250	257
Ford Motor Credit Company	6.500%	1/25/07	6,950	7,227
Ford Motor Credit Company	7.375%	10/28/09	2,970	3,204
Ford Motor Credit Company	7.250%	10/25/11	2,070	2,220
Ford Motor Credit Company	7.000%	10/1/13	2,730	2,894
General Motors Acceptance Corporation	3.185%	5/18/06	1,725	1,717	A

Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Banking and Finance — Continued
General Motors Acceptance Corporation	6.125%	8/28/07	$3,000	$3,089
General Motors Acceptance Corporation	5.625%	5/15/09	590	590
General Motors Acceptance Corporation	6.875%	9/15/11	750	769
General Motors Acceptance Corporation	0.000%	6/15/15	2,700	1,276	B
Household Finance Corporation	4.125%	11/16/09	1,325	1,318
John Deere Capital Corporation	4.500%	8/22/07	495	506
MBNA America Bank	5.375%	1/15/08	1,200	1,253
Mizuho Financial Group, Inc.	5.790%	4/15/14	2,595	2,726	C
National Rural Utilities Cooperative Finance Corporation	7.250%	3/1/12	1,700	1,962
SB Treasury Company LLC	9.400%	12/29/49	840	968	C
Toyota Motor Credit Corporation	5.500%	12/15/08	1,000	1,059
Wells Fargo & Company	5.125%	2/15/07	2,600	2,690
Wells Fargo & Company	5.000%	11/15/14	90	91

				41,025

Banks — 4.4%
Bank of America Corporation	3.375%	2/17/09	1,500	1,470
Bank of America Corporation	7.400%	1/15/11	1,785	2,068
Bank of America Corporation	4.750%	8/15/13	470	469
Bank One Corporation	4.125%	9/1/07	2,130	2,164
BankAmerica Capital	2.640%	1/15/27	585	565	A
CBA Capital Trust I	5.805%	6/30/15	3,510	3,654	C
Chase Capital II	2.660%	2/1/27	1,980	1,860	A
Key Bank NA	5.800%	7/1/14	535	567
UnionBanCal Corporation	5.250%	12/16/13	785	796
Wachovia Bank NA	7.800%	8/18/10	580	681
Wachovia Corporation	3.625%	2/17/09	2,400	2,372
Washington Mutual, Inc.	4.200%	1/15/10	700	697
Washington Mutual, Inc.	4.625%	4/1/14	1,000	956

				18,319

Annual Report to Shareholders

Portfolio of Investments — Continued

Investment Grade Income Portfolio — Continued

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Building Materials — N.M.
American Standard, Inc.	8.250%	6/1/09	$37	$43
American Standard, Inc.	7.625%	2/15/10	5	5

				48

Cable — 2.0%
Comcast Cable Communications, Inc.	6.750%	1/30/11	960	1,078
Comcast Corporation	7.050%	3/15/33	1,800	2,060
Cox Communications, Inc.	7.125%	10/1/12	2,875	3,223
CSC Holdings Inc.	7.625%	7/15/18	1,500	1,586
Tele-Communications, Inc.	7.125%	2/15/28	180	203

				8,150

Casino Resorts — 0.2%
Harrah’s Operating Company, Inc.	7.875%	12/15/05	500	520
Harrah’s Operating Company, Inc.	5.500%	7/1/10	410	424

				944

Chemicals — 0.7%
E. I. du Pont de Nemours and Company	4.875%	4/30/14	1,100	1,123
The Dow Chemical Company	6.000%	10/1/12	750	819
The Dow Chemical Company	7.375%	11/1/29	800	971

				2,913

Computer Services and Systems — 1.2%
Electronic Data Systems Corporation	7.125%	10/15/09	530	583
Electronic Data Systems Corporation	6.500%	8/1/13	500	528
Electronic Data Systems Corporation	7.450%	10/15/29	570	616
Hewlett-Packard Company	3.625%	3/15/08	1,500	1,493
International Business Machines Corporation	4.750%	11/29/12	1,750	1,787

				5,007

Consumer Products — 0.3%
The Clorox Company	5.000%	1/15/15	350	356	C
The Procter & Gamble Company	4.300%	8/15/08	1,000	1,025

				1,381

Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Diversified Financial Services — 5.8%
Associates Corporation of North America	8.150%	8/1/09	$775	$905
Capital One Bank	4.875%	5/15/08	150	154
Capital One Financial Corporation	8.750%	2/1/07	400	439
Capital One Financial Corporation	7.125%	8/1/08	340	373
CIT Group Inc.	3.875%	11/3/08	1,065	1,056
Citigroup Inc.	5.500%	8/9/06	1,000	1,034
Citigroup Inc.	5.000%	3/6/07	4,800	4,954
Citigroup Inc.	5.625%	8/27/12	1,600	1,704
General Electric Capital Corporation	3.500%	5/1/08	4,140	4,109
General Electric Capital Corporation	3.750%	12/15/09	4,900	4,822
General Electric Capital Corporation	5.450%	1/15/13	2,000	2,111
General Electric Capital Corporation	6.750%	3/15/32	5	6
IBJ Preferred Capital Corp. LLC	8.790%	12/29/49	1,520	1,722	C
iStar Financial Inc.	6.000%	12/15/10	580	612

				24,001

Diversified Services — 0.3%
SPX Corporation	7.500%	1/1/13	1,000	1,085

Drug and Grocery Store Chains — 0.5%
Kroger Company	8.000%	9/15/29	1,000	1,245
Safeway Inc.	5.800%	8/15/12	750	792

				2,037

Electric — 4.7%
AEP Texas Central Company	5.500%	2/15/13	1,060	1,101
American Electric Power Company, Inc.	6.125%	5/15/06	965	1,000
American Electric Power Company, Inc.	5.250%	6/1/15	350	353
Commonwealth Edison Company	6.150%	3/15/12	560	616
Dominion Resources, Inc.	5.125%	12/15/09	490	507
Dominion Resources, Inc.	5.700%	9/17/12	590	625
FirstEnergy Corp.	6.450%	11/15/11	2,285	2,483
FirstEnergy Corp.	7.375%	11/15/31	4,440	5,070

Annual Report to Shareholders

Portfolio of Investments — Continued

Investment Grade Income Portfolio — Continued

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Electric — Continued
Niagara Mohawk Power Corporation	7.750%	10/1/08	$1,010	$1,136
Oncor Electric Delivery Company	7.000%	9/1/22	500	570
Southern California Edison Company	8.000%	2/15/07	950	1,035
System Energy Resources, Inc.	4.875%	10/1/07	1,020	1,042
Tampa Electric Company	6.375%	8/15/12	380	419
The Cleveland Electric Illuminating Company	5.650%	12/15/13	940	975
The Cleveland Electric Illuminating Company	7.880%	11/1/17	850	1,046
The Detroit Edison Company	5.200%	10/15/12	1,260	1,309

				19,287

Energy — 3.6%
Alabama Power Company	3.125%	5/1/08	920	901
DTE Energy Company	6.375%	4/15/33	350	365
Duke Energy Corporation	3.750%	3/5/08	1,020	1,019
Duke Energy Corporation	5.625%	11/30/12	270	284
Exelon Corporation	6.750%	5/1/11	2,000	2,237
MidAmerican Energy Holdings Company	5.875%	10/1/12	750	795
Pacific Gas and Electric Company	2.720%	4/3/06	832	833	A
Pacific Gas and Electric Company	6.050%	3/1/34	4,270	4,435
Sempra Energy	2.809%	5/21/08	1,685	1,679	A
TXU Corp.	6.375%	6/15/06	100	104
TXU Energy Co.	2.838%	1/17/06	355	356	A,C
TXU Energy Co.	7.000%	3/15/13	930	1,039
Xcel Energy, Inc.	7.000%	12/1/10	900	1,014

				15,061

Environmental Services — 0.6%
Republic Services, Inc.	6.750%	8/15/11	1,340	1,505
Waste Management, Inc.	6.375%	11/15/12	310	343
Waste Management, Inc.	7.375%	5/15/29	690	811

				2,659

Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Food, Beverage and Tobacco — 3.3%
Altria Group, Inc.	6.375%	2/1/06	$490	$502
Altria Group, Inc.	7.000%	11/4/13	1,385	1,501
Coca-Cola Enterprises Inc.	5.250%	5/15/07	980	1,019
Kellogg Company	6.600%	4/1/11	1,000	1,120
Kellogg Company	7.450%	4/1/31	650	819
Kraft Foods Inc.	4.125%	11/12/09	3,850	3,829
Kraft Foods Inc.	6.250%	6/1/12	210	231
Kraft Foods Inc.	6.500%	11/1/31	1,050	1,158
R.J. Reynolds Tobacco Holdings, Inc.	7.750%	5/15/06	1,280	1,338
R.J. Reynolds Tobacco Holdings, Inc.	7.875%	5/15/09	860	922
The Pepsi Bottling Group, Inc.	7.000%	3/1/29	340	410
Tyson Foods, Inc.	7.000%	1/15/28	800	865

				13,714

Gas and Pipeline Utilities — 1.5%
CenterPoint Energy Resources Corp.	7.875%	4/1/13	1,010	1,200
Dynegy Holdings Inc.	8.750%	2/15/12	1,690	1,770
Tennessee Gas Pipeline Company	8.375%	6/15/32	1,000	1,128
The Williams Companies, Inc.	7.625%	7/15/19	2,000	2,200

				6,298

Health Care — 1.0%
Tenet Healthcare Corporation	7.375%	2/1/13	2,310	2,241
Tenet Healthcare Corporation	6.875%	11/15/31	750	639
WellPoint Inc.	5.000%	12/15/14	1,330	1,326	C

				4,206

Homebuilding — 0.2%
Centex Corporation	5.125%	10/1/13	420	420
Pulte Homes, Inc.	6.250%	2/15/13	385	410

				830

Insurance — 0.3%
Loews Corporation	7.000%	10/15/23	1,000	1,013

Annual Report to Shareholders

Portfolio of Investments — Continued

Investment Grade Income Portfolio — Continued

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Investment Banking/ Brokerage — 5.7%
J.P. Morgan Chase & Co.	5.125%	9/15/14	$6,175	$6,215
Lehman Brothers Holdings Inc.	6.250%	5/15/06	2,000	2,081
Lehman Brothers Holdings Inc.	4.800%	3/13/14	800	789
Merrill Lynch & Co., Inc.	3.375%	9/14/07	1,345	1,337
Merrill Lynch & Co., Inc.	6.000%	2/17/09	800	859
Merrill Lynch & Co., Inc.	5.000%	1/15/15	1,420	1,414
Morgan Stanley	5.800%	4/1/07	2,600	2,726
The Bear Stearns Companies Inc.	4.000%	1/31/08	1,600	1,612
The Goldman Sachs Group, Inc.	4.750%	7/15/13	4,490	4,443
The Goldman Sachs Group, Inc.	6.345%	2/15/34	2,025	2,109

				23,585

Machinery — 0.3%
Case New Holland Incorporated	9.250%	8/1/11	1,000	1,113	C

Manufacturing (Diversified) — 0.1%
The Gillette Company	2.875%	3/15/08	410	401

Media — 2.9%
AOL Time Warner Inc.	6.150%	5/1/07	1,390	1,470
Clear Channel Communications, Inc.	4.400%	5/15/11	1,210	1,175
EchoStar DBS Corporation	5.256%	10/1/08	500	518	A
Liberty Media Corporation	3.990%	9/17/06	2,335	2,364	A
Liberty Media Corporation	8.500%	7/15/29	340	394
Liberty Media Corporation	8.250%	2/1/30	120	136
News America, Inc.	6.550%	3/15/33	965	1,027
Time Warner Entertainment Company, L.P.	8.375%	7/15/33	855	1,105
Time Warner Inc.	6.875%	5/1/12	1,260	1,435
Time Warner Inc.	7.700%	5/1/32	1,740	2,128
Viacom Inc.	7.700%	7/30/10	90	105
Viacom Inc.	5.625%	8/15/12	240	257

				12,114

Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Media and Entertainment — 0.3%
The Walt Disney Company	6.200%	6/20/14	$1,280	$1,417

Medical Care Facilities — 1.0%
HCA, Inc.	6.300%	10/1/12	1,790	1,815
HCA, Inc.	5.750%	3/15/14	2,280	2,209

				4,024

Metals and Mining — 0.5%
Alcoa Inc.	5.375%	1/15/13	1,800	1,893

Oil and Gas — 4.3%
Amerada Hess Corporation	7.300%	8/15/31	3,740	4,173
Apache Corporation	6.250%	4/15/12	1,150	1,287
Conoco Inc.	6.950%	4/15/29	820	968
ConocoPhillips	4.750%	10/15/12	2,810	2,865
Devon Energy Corporation	7.950%	4/15/32	1,520	1,942
El Paso Corporation	7.800%	8/1/31	1,660	1,594
El Paso Corporation	7.750%	1/15/32	340	325
Ocean Energy Inc.	4.375%	10/1/07	965	979
Panhandle Eastern Pipe Line Company	4.800%	8/15/08	1,170	1,195
Pemex Project Funding Master Trust	8.500%	2/15/08	100	113
Pride International, Inc.	7.375%	7/15/14	800	874
Valero Energy Corporation	6.875%	4/15/12	565	641
XTO Energy, Inc.	6.250%	4/15/13	745	815

				17,771

Paper and Forest Products — 1.1%
International Paper Company	5.500%	1/15/14	1,000	1,033
MeadWestvaco Corporation	6.850%	4/1/12	1,080	1,221
Weyerhaeuser Company	6.125%	3/15/07	331	348
Weyerhaeuser Company	6.750%	3/15/12	1,070	1,206
Weyerhaeuser Company	7.375%	3/15/32	720	854

				4,662

Annual Report to Shareholders

Portfolio of Investments — Continued

Investment Grade Income Portfolio — Continued

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Pharmaceuticals — 0.4%
Bristol-Myers Squibb Company	4.750%	10/1/06	$300	$307
Bristol-Myers Squibb Company	5.750%	10/1/11	1,160	1,242

				1,549

Photo Equipment and Supplies — 0.4%
Eastman Kodak Company	3.625%	5/15/08	975	950
Eastman Kodak Company	7.250%	11/15/13	500	539

				1,489

Real Estate — 0.4%
EOP Operating Limited Partnership	6.750%	2/15/12	1,500	1,670

Retail — 0.6%
Target Corporation	5.875%	3/1/12	860	936
Toys “R” Us, Inc.	7.875%	4/15/13	1,000	993
Wal-Mart Stores, Inc.	6.875%	8/10/09	475	533

				2,462

Special Purpose — 7.7%
Ahold Finance USA, Inc.	8.250%	7/15/10	960	1,087
American Honda Finance Corporation	3.850%	11/6/08	960	957	C
Anadarko Finance Company	6.750%	5/1/11	970	1,092
Arch Western Finance, LLC	6.750%	7/1/13	1,000	1,033
Caterpillar Financial Services Corporation	4.500%	6/15/09	1,040	1,062
ChevronTexaco Capital Company	3.500%	9/17/07	1,000	1,004
Conoco Funding Company	5.450%	10/15/06	1,250	1,295
DaimlerChrysler NA Holding Corporation	6.400%	5/15/06	800	832
DaimlerChrysler NA Holding Corporation	2.940%	9/10/07	1,520	1,525	A
DaimlerChrysler NA Holding Corporation	4.050%	6/4/08	470	469
DaimlerChrysler NA Holding Corporation	7.200%	9/1/09	260	289

Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Special Purpose — Continued
DaimlerChrysler NA Holding Corporation	7.300%	1/15/12	$735	$835
DaimlerChrysler NA Holding Corporation	6.500%	11/15/13	290	315
DaimlerChrysler NA Holding Corporation	8.500%	1/18/31	1,800	2,249
Duke Capital Corporation	6.250%	2/15/13	340	367
Fosters Finance Corporation	4.875%	10/1/14	840	835	C
NiSource Finance Corp.	3.200%	11/1/06	985	976
Rabobank Capital Funding Trust III	5.254%	12/31/16	1,020	1,014	C
Sprint Capital Corporation	4.780%	8/17/06	1,055	1,075	D
Sprint Capital Corporation	6.000%	1/15/07	700	733
Sprint Capital Corporation	8.375%	3/15/12	1,520	1,852
Sprint Capital Corporation	8.750%	3/15/32	2,170	2,891
TCI Communications Financing III	9.650%	3/31/27	3,350	3,874
Unilever Capital Corporation	7.125%	11/1/10	480	552
Verizon Global Funding Corp.	6.125%	6/15/07	2,065	2,187
Verizon Global Funding Corp.	7.750%	6/15/32	375	468
Verizon Wireless Capital LLC	5.375%	12/15/06	800	829

				31,697

Telecommunications — 1.5%
BellSouth Corporation	4.750%	11/15/12	830	835
GTE Hawaiian Telephone Company, Inc.	7.000%	2/1/06	750	773
Qwest Corporation	5.625%	11/15/08	550	559
SBC Communications Inc.	5.100%	9/15/14	1,910	1,928
Verizon New York Inc.	6.875%	4/1/12	1,820	2,043

				6,138

Telecommunications (Cellular/ Wireless) — 1.8%
AT&T Wireless Services Inc.	7.500%	5/1/07	1,500	1,629
AT&T Wireless Services Inc.	8.125%	5/1/12	390	472
AT&T Wireless Services Inc.	8.750%	3/1/31	980	1,321
Cingular Wireless LLC	5.625%	12/15/06	800	831

Annual Report to Shareholders

Portfolio of Investments — Continued

Investment Grade Income Portfolio — Continued

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Telecommunications (Cellular/ Wireless) — Continued
Motorola, Inc.	7.625%	11/15/10	$850	$986
Nextel Communications, Inc.	5.950%	3/15/14	469	485
Nextel Communications, Inc.	7.375%	8/1/15	1,600	1,760

				7,484

Transportation — 1.3%
Burlington Northern Railroad Company	6.960%	3/22/09	230	242
Burlington Northern Railroad Company	7.330%	6/23/10	167	167
Continental Airlines, Inc.	6.545%	2/2/19	169	167
Continental Airlines, Inc.	7.256%	3/15/20	576	590
CSX Transportation, Inc.	7.875%	5/15/43	252	315
Delta Air Lines, Inc.	7.570%	11/18/10	400	395
Delta Air Lines, Inc.	6.718%	1/2/23	746	778
Norfolk Southern Corporation	7.875%	5/15/43	348	445
Northwest Airlines Corporation	7.575%	3/1/19	196	203
Union Pacific Corporation	4.875%	1/15/15	1,740	1,724
United Airlines, Inc.	7.783%	1/1/14	245	217

				5,243

Total Corporate Bonds and Notes (Identified Cost — $293,660)				301,629

U.S. Government and Agency Obligations — 1.6%
Fixed Rate Securities — 0.1%
Tennessee Valley Authority	5.375%	11/13/08	150	159
United States Treasury Notes	3.000%	11/15/07	180	179

				338

Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

U.S. Government and Agency Obligations — Continued
Indexed SecuritiesE — 1.5%
United States Treasury Inflation-Protected Security	0.875%	4/15/10	$4,272	$4,230
United States Treasury Inflation-Protected Security	2.000%	7/15/14	1,732	1,787

				6,017

Total U.S. Government and Agency Obligations (Identified Cost — $6,322)				6,355

U.S. Government Agency Mortgage-Backed Securities — N.M.
Fixed Rate Securities — N.M.
Fannie Mae	8.000%	4/25/06	13	13

Indexed SecuritiesA — N.M.
Freddie Mac	3.783%	9/1/24	111	114

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $124)				127

Yankee BondsF — 22.8%
Banking and Finance — 1.0%
Corporacion Andina de Fomento	2.460%	1/26/07	1,260	1,263	A
HBOS Capital Funding LP	6.071%	6/30/14	1,490	1,597	C
HBOS Treasury Services plc	4.000%	9/15/09	1,080	1,077	C

				3,937

Banks — 0.8%
ABN Amro Bank Nv	4.650%	6/4/18	1,530	1,440
ING Bank N.V.	5.125%	5/1/15	500	501	C
Royal Bank of Scotland Group plc	8.817%	3/31/05	1,500	1,521

				3,462

Cable — 0.2%
British Sky Broadcasting Group plc	6.875%	2/23/09	870	954

Containers and Packaging — 0.3%
Cascades Inc.	7.250%	2/15/13	1,000	1,060

Annual Report to Shareholders

Portfolio of Investments — Continued

Investment Grade Income Portfolio — Continued

		Maturity	Par/
	Rate	Date	Shares	Value

Yankee Bonds — Continued
Diversified Financial Services — 0.7%
Encana Holdings Finance Corp.	5.800%	5/1/14	$2,725	$2,905

Electric — 1.0%
Empresa Nacional de Electricidad S.A.	8.500%	4/1/09	1,805	2,054
Hydro-Quebec	7.500%	4/1/16	1,625	2,005

				4,059

Foreign Governments — 7.8%
Federative Republic of Brazil	3.125%	4/15/09	132	131	A
Federative Republic of Brazil	14.500%	10/15/09	280	373
Federative Republic of Brazil	12.000%	4/15/10	580	716
Federative Republic of Brazil	3.125%	4/15/12	379	361	A
Federative Republic of Brazil	3.125%	4/15/12	582	555	A
Federative Republic of Brazil	8.000%	4/15/14	1,437	1,470
Federative Republic of Brazil	11.000%	8/17/40	410	487
Province of Nova Scotia	5.750%	2/27/12	1,500	1,630
Province of Ontario	3.500%	9/17/07	1,000	998
Province of Ontario	5.125%	7/17/12	450	470
Quebec Province	7.500%	9/15/29	460	598
Republic of Chile	2.519%	1/28/08	250	252	A
Republic of Colombia	10.500%	7/9/10	360	420
Republic of Colombia	11.750%	2/25/20	510	655
Republic of Italy	3.750%	12/14/07	1,490	1,493
Republic of Panama	9.625%	2/8/11	120	142
Republic of Panama	10.750%	5/15/20	460	598
Republic of Panama	9.375%	1/16/23	260	300
Republic of Peru	5.000%	3/7/17	933	891	D
Republic of Peru	5.000%	3/7/17	220	211	C,D
Republic of Peru	8.750%	11/21/33	210	228
Republic of South Africa	7.375%	4/25/12	650	744
Republic of South Africa	6.500%	6/2/14	700	767
Russian Federation	8.250%	3/31/10	80	88
Russian Federation	5.000%	3/31/30	3,920	4,055	D

Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Yankee Bonds — Continued
Foreign Governments — Continued
United Mexican States	8.375%	1/14/11	$6,375	$7,487
United Mexican States	11.500%	5/15/26	1,100	1,683
United Mexican States	7.500%	4/8/33	4,032	4,355

				32,158

Insurance — 0.8%
Axa	8.600%	12/15/30	1,630	2,141
Oil Insurance Ltd	5.150%	8/15/33	585	591	C
XL Capital Ltd.	5.250%	9/15/14	700	701

				3,433

Manufacturing (Diversified) — 1.0%
Tyco International Group SA	6.375%	2/15/06	1,900	1,963
Tyco International Group SA	6.375%	10/15/11	250	276
Tyco International Group SA	7.000%	6/15/28	554	644
Tyco International Group SA	6.875%	1/15/29	1,051	1,204

				4,087

Oil and Gas — 1.5%
Gazprom	9.625%	3/1/13	150	177	C
Gazprom	9.625%	3/1/13	50	59
Petrobras International Finance Company (PIFCO)	9.750%	7/6/11	905	1,086
Petroliam Nasional Berhad	7.625%	10/15/26	610	745	C
YPF Sociedad Anonima	10.000%	11/2/28	3,500	4,200

				6,267

Special Purpose — 3.5%
Aries Vermogensverwaltungs	9.600%	10/25/14	1,000	1,230	C
Deutsche Telekom International Finance BV	8.750%	6/15/30	1,400	1,849
Deutsche Telekom International Finance BV	9.250%	6/1/32	670	953
Diageo Capital plc	3.500%	11/19/07	630	628
Diageo Capital plc	3.375%	3/20/08	120	119
General Motors Nova Scotia Finance Company	6.850%	10/15/08	1,160	1,210

Annual Report to Shareholders

Portfolio of Investments — Continued

Investment Grade Income Portfolio — Continued

		Maturity	Par/
	Rate	Date	Shares		Value

Yankee Bonds — Continued
Special Purpose — Continued
HSBC Capital Funding LP	4.610%	6/27/13	$760		$734	C
HSBC Holdings plc	5.250%	12/12/12	4,400		4,561
Petronas Capital Ltd.	7.875%	5/22/22	770		961	C
Telefonica Europe BV	8.250%	9/15/30	800		1,073
UFJ Finance Aruba AEC	6.750%	7/15/13	920		1,025

					14,343

Telecommunications — 3.3%
British Telecommunications plc	8.375%	12/15/10	900		1,081
British Telecommunications plc	8.875%	12/15/30	420		562
France Telecom SA	8.500%	3/1/11	3,000		3,579
France Telecom SA	9.250%	3/1/31	340		461
INTELSAT	6.500%	11/1/13	1,365		1,242
Koninklijke KPN NV	8.000%	10/1/10	990		1,169
Tele Norte Leste Participacoes S.A.	8.000%	12/18/13	1,080		1,112
Telecom Italia S.p.A.	5.250%	11/15/13	2,025		2,047
Telecom Italia S.p.A	4.950%	9/30/14	1,860		1,822	C
Telus Corporation	7.500%	6/1/07	700		761

					13,836

Telecommunications (Cellular/ Wireless) — 0.2%
Rogers Wireless Communications Inc.	6.375%	3/1/14	1,000		990

Transportation — 0.3%
Canadian Pacific Railway Limited	7.125%	10/15/31	1,000		1,194

Utilities — 0.4%
United Utilities plc	5.375%	2/1/19	1,550		1,529

Total Yankee Bonds (Identified Cost — $86,166)					94,214

Preferred Stocks — 0.2%
Fannie Mae	7.000%		16	shs	918	A

Total Preferred Stocks (Identified Cost — $810)					918

Total Long-Term Securities (Identified Cost — $387,082)					403,243

Annual Report to Shareholders

Short-Term Securities — 1.0%
U.S. Government and Agency Obligations — 0.1%
Fixed Rate Securities — 0.1%
Fannie Mae	0.000%	4/1/05	$385	$383	B,G

Repurchase Agreements — 0.9%
Deutsche Bank AG
2.2%, dated 12/31/04, to be repurchased at $1,929 on 1/3/05 (Collateral: $1,975 Freddie Mac notes, 2.375%, due 4/5/06, value $1,980)			1,929	1,929
Goldman, Sachs & Company
2.22%, dated 12/31/04, to be repurchased at $1,800 on 1/3/05 (Collateral: $1,840 Federal Home Loan Bank zero coupon bonds, due 1/28/05, value $999)			1,800	1,800

				3,729

Total Short-Term Securities (Identified Cost — $4,112)				4,112

Total Investments — 98.5% (Identified Cost — $391,194)				407,355
Other Assets Less Liabilities — 1.5%				6,222

Net Assets — 100.0%				$413,577

Annual Report to Shareholders

Portfolio of Investments — Continued

Investment Grade Income Portfolio — Continued

		Actual	Appreciation/
	Expiration	Contracts	(Depreciation)

Futures Contracts PurchasedH
U.S. Treasury Bond Futures	March 2005	15	$11

Futures Contracts WrittenH
U.S. Treasury Note Futures	March 2005	62	$17
U.S. Treasury Note Futures	March 2005	257	12

			$29

A	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”). The coupon rates are the rates as of December 31, 2004.

B	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
C	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 5.97% of net assets.
D	Stepped coupon security — A security with a predetermined schedule of interest or dividend rate changes.

E	Inflation-Protected Securities — Security whose principal value is adjusted daily or monthly in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
F	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.

G	Collateral to cover futures contracts.
H	Futures are described in more detail in the notes to financial statements.
N.M. — Not meaningful.
See notes to financial statements.

Annual Report to Shareholders

Statement of Assets and Liabilities

Investment Grade Income Portfolio

December 31, 2004
(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost — $387,082)	$403,243
Short-term securities at value (Identified Cost — $4,112)	4,112

Total investments		$407,355
Cash		464

Receivable for:
Fund shares sold		1,114
Interest		5,988
Other assets		1

		414,922

Liabilities:

Payable for:
Fund shares repurchased		786
Futures variation margin		66
Income distribution		82

Due to:
Manager		124
Distributor		170
Accrued expenses		117

		1,345

Net Assets		$413,577

Net assets consist of:

Accumulated paid-in capital applicable to:
37,316 Primary Class shares outstanding	$386,368
944 Institutional Class shares outstanding	10,011
Under/(over) distributed net investment income	(117)
Accumulated net realized gain/(loss) on investments, options and futures	1,114
Unrealized appreciation/(depreciation) of investments, options and futures	16,201

Net Assets		$413,577

Net Asset Value Per Share:
Primary Class		$10.81

Institutional Class		$10.82

See notes to financial statements.

Annual Report to Shareholders

Statement of Operations

Investment Grade Income Portfolio

For the Year Ended December 31, 2004
(Amounts in Thousands)

Investment Income:

Interest		$22,425

Expenses:

Management fees	$2,458
Distribution and service fees	2,007
Audit and legal fees	64
Custodian fees	147
Directors’ fees and expenses	32
Registration fees	44
Reports to shareholders	47

Transfer agent and shareholder servicing expense:
Primary Class	320
Institutional Class	4
Other expenses	34

	5,157
Less: Fees waived	(1,102)
Compensating balance credits	(2)

Total expenses, net of waivers and compensating balance credits		4,053

Net Investment Income		18,372

Net Realized and Unrealized Gain/(Loss) on Investments:

Realized gain/(loss) on:
Investments	8,966
Futures	846

		9,812
Change in unrealized appreciation/(depreciation) of investments, options and futures		(3,555)

Net Realized and Unrealized Gain/(Loss) on Investments		6,257

Change in Net Assets Resulting From Operations		$24,629

See notes to financial statements.

Annual Report to Shareholders

Statement of Changes in Net Assets

Investment Grade Income Portfolio

(Amounts in Thousands)

	For the Years Ended

	12/31/04	12/31/03

Change in Net Assets:

Net investment income	$18,372	$18,069

Net realized gain/(loss) on investments, options and futures	9,812	6,707

Change in unrealized appreciation/(depreciation) of investments, options, and futures	(3,555)	11,745

Change in net assets resulting from operations	24,629	36,521

Distributions to shareholders:

From net investment income:
Primary Class	(17,963)	(18,075)
Institutional Class	(411)	(209)

From net realized gain on investments:
Primary Class	(9,054)	(2,770)
Institutional Class	(220)	(36)

Change in net assets from Fund share transactions:
Primary Class	(2,354)	58,641
Institutional Class	4,370	2,909

Change in net assets	(1,003)	76,981

Net Assets:

Beginning of year	414,580	337,599

End of year	$413,577	$414,580

Under/(over) distributed net investment income	$(117)	$(116)

See notes to financial statements.

Annual Report to Shareholders

Financial Highlights

Investment Grade Income Portfolio

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Years Ended December 31,

	2004		2003		2002		2001		2000

Net asset value, beginning of year	$10.88		$10.42		$10.10		$9.97		$9.78

Investment operations:
Net investment income	.49	A	.50	A	.54	A	.60	A	.67	A
Net realized and unrealized gain/(loss) on investments, options and futures	.18		.53		.32		.14		.19

Total from investment operations	.67		1.03		.86		.74		.86

Distributions:
From net investment income	(.49)		(.50)		(.54)		(.61)		(.67)
From net realized gain on investments	(.25)		(.07)		—		—		—

Total distributions	(.74)		(.57)		(.54)		(.61)		(.67)

Net asset value, end of year	$10.81		$10.88		$10.42		$10.10		$9.97

Ratios/supplemental data:
Total return	6.29%		10.16%		8.82%		7.52%		9.16%
Expenses to average net assets	1.00	%A	1.00	%A	1.00	%A	1.00	%A	1.00	%A
Net investment income to average net assets	4.47	%A	4.62	%A	5.32	%A	5.90	%A	6.82	%A
Portfolio turnover rate	75%		78%		131%		131%		94%
Net assets, end of year (in thousands)	$403,361		$408,685		$334,763		$255,298		$194,987

A	Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 1.00% until April 30, 2005. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended December 31, 2004, 1.27%; 2003, 1.28%; 2002, 1.30%; 2001, 1.27%; and 2000, 1.31%.

See notes to financial statements.

Annual Report to Shareholders

Institutional Class:

	Years Ended December 31,

	2004		2003		2002		2001		2000

Net asset value, beginning of year	$10.89		$10.43		$10.11		$9.97		$9.79

Investment operations:
Net investment income	.54	B	.55	B	.59	B	.66	B	.71	B
Net realized and unrealized gain/(loss) on investments, options and futures	.17		.53		.31		.14		.19

Total from investment operations	.71		1.08		.90		.80		.90

Distributions:
From net investment income	(.53)		(.55)		(.58)		(.66)		(.72)
From net realized gain on investments	(.25)		(.07)		—		—		—

Total distributions	(.78)		(.62)		(.58)		(.66)		(.72)

Net asset value, end of year	$10.82		$10.89		$10.43		$10.11		$9.97

Ratios/supplemental data:
Total return	6.85%		10.71%		9.38%		8.16%		9.63%
Expenses to average net assets	.47	%B	.50	% B	.48	% B	.47	% B	.48	% B
Net investment income to average net assets	5.02	% B	5.13	% B	5.85	% B	6.50	% B	7.32	% B
Portfolio turnover rate	75%		78%		131%		131%		94%
Net assets, end of year (in thousands)	$10,216		$5,895		$2,836		$1,424		$839

B	Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 0.50% until April 30, 2005. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended December 31, 2004, 0.73%; 2003, 0.78%; 2002, 0.78%; 2001, 0.74%; and 2000, 0.79%.

See notes to financial statements.

Annual Report to Shareholders

Management’s Discussion of Fund Performance

Limited Duration Bond Portfolio

   Average annual total returns for the Limited Duration Bond Portfolio and its benchmark for various periods ended December 31, 2004, are presented below:

	One	Five	Ten
	Year	Years	Years

Limited Duration Bond Portfolio
Primary Class	+1.89%	+5.26%	+5.72%
Institutional Class	+2.41%	+5.83%	+6.28%
Lehman Intermediate Government Bond IndexA,C	+2.33%	+6.57%	+6.75%
Merrill Lynch 1-3 year Treasury IndexB,C	+0.91%	+4.93%	+5.71%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

   Stronger-than-expected economic activity, higher-than-expected inflation, and a moderate tightening of monetary policy drove short- and intermediate-term yields substantially higher this past year, while bond yields were steady to somewhat lower. The yield curve flattened significantly in the process. Considering that both core and headline consumer price inflation rates roughly doubled from the levels of 2003, and the economy enjoyed a second year of above-trend growth, the bond market’s stability in the face of these pressures was remarkable. Non-U.S. fixed-income markets generally performed better and with substantially less volatility, thanks to slower growth and subdued inflation. Japanese rates were relatively stable, and deflationary pressures eased. The Bank of England raised its target rate four times during the period, while the European Central Bank (“ECB”) remained on hold. Monetary conditions in the U.K. are now tight enough to have inverted both the nominal

A	A total return index consisting of investment grade corporate debt issues as well as U.S. government securities. The debt issues all maintain maturities within a range of 1 to 10 years. It is not possible to invest in an index.

B	A subset of the Merrill Lynch Treasury Master Index, consisting of bonds with an outstanding par that is greater than or equal to $25 million and fixed rate coupons greater than 4.25%. The maturity range on these securities is from 1 to 3 years.

C	Effective June 30, 2004, Limited Duration changed its comparative index from the Lehman Intermediate Government Bond Index to the Merrill Lynch 1-3 year Treasury Index, because the new index is more representative of the types of securities in which the Fund invests.

Annual Report to Shareholders

and real yield curves. Bolstered by a stronger economy and generally accommodative monetary policies, investment grade spreads tightened, with spreads on lower-quality issuers and emerging market bonds narrowing significantly as yield-starved investors found them increasingly attractive against a backdrop of excellent economic and policy fundamentals. Despite higher short-term yields and a flatter curve, spreads on mortgage-backed issues tightened, and the mortgage-backed security sector delivered good risk-adjusted performance overall. U.S. Treasury Inflation-Protected Securities (“TIPS”) enjoyed strong performance as real yields declined relative to nominal yields, and inflation proved to be higher than expected.

   The Limited Duration Bond Portfolio was challenged by this environment, but investment strategies were generally rewarded as the total returns (appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions) of each share class exceeded the performance of its benchmark. For the calendar year, the Primary Class of the Fund returned 1.89%, versus the benchmark return of 0.91%. The Fund’s neutral to underweight duration posture for most of the period contributed to returns as interest rates rose, and the Fund’s barbelled exposure to maturities was rewarded by a flatter yield curve. Overweight exposure to mortgage-backed securities also contributed to performance, as spreads tightened and the sector delivered excess returns relative to Treasuries.

Western Asset Management Company

January 28, 2005

Annual Report to Shareholders

Expense Example

Limited Duration Bond Portfolio

   As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on July 1, 2004, and held through December 31, 2004.

Actual Expenses

   The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the	Annualized
	Value	Value	Period	Expense
	7/1/04	12/31/04	7/1/04 to 12/31/04	Ratio

Primary Class:
Actual	$1,000.00	$1,023.90	$5.10	1.00%
Hypothetical (5% return before expenses)	1,000.00	1,020.16	5.09

Institutional Class:
Actual	$1,000.00	$1,027.60	$2.45	0.48%
Hypothetical (5% return before expenses)	1,000.00	1,022.79	2.45

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (184), and divided by 365.

Annual Report to Shareholders

Performance Information

Limited Duration Bond Portfolio (formerly U.S. Government Intermediate-Term Portfolio)

   The following graphs compare the Fund’s total returns against those of closely matched broad-based securities market indices. The lines illustrate the cumulative total return of an initial $10,000 investment in Primary Class shares and an initial $1,000,000 investment in Institutional Class shares of the Fund, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing each securities market index do not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

   Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.
   Effective June 30, 2004, Limited Duration changed its comparative index from the Lehman Intermediate Government Bond Index to the Merrill Lynch 1-3 Year Treasury Index, because the new index is more representative of the types of securities in which the Fund invests.
   Prior to August 31, 2004, the Fund was known as the Legg Mason U.S. Government Intermediate-Term Portfolio and followed a policy of investing at least 80% of its assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or repurchase agreements secured by such investments, with a dollar-weighted average portfolio maturity between three and ten years. The fund’s performance prior to such change might have been better or worse had the fund been managed in accordance with its current objective, policies and strategies.

Annual Report to Shareholders

Performance Information — Continued

Growth of a $10,000 Investment — Primary Class

Periods Ended December 31, 2004

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+1.89%	+1.89%
Five Years	+29.20%	+5.26%
Ten Years	+74.38%	+5.72%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	A total return index consisting of investment grade corporate debt issues as well as U.S. government securities. The debt issues all maintain maturities within a range of 1 to 10 years.

B	A subset of the Merrill Lynch Treasury Master Index, consisting of bonds with an outstanding par that is greater than or equal to $25 million and fixed rate coupons greater than 4.25%. The maturity range on these securities is from 1 to 3 years.

Annual Report to Shareholders

Growth of a $1,000,000 Investment — Institutional Class

Periods Ended December 31, 2004

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+2.41%	+2.41%
Five Years	+32.74%	+5.83%
Ten Years	+83.86%	+6.28%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annual Report to Shareholders

Performance Information — Continued

Portfolio Composition (As of December 31, 2004)

Debt RatingsC (As a percentage of the portfolio)

Maturity Schedule (As a percentage of the portfolio)

C	Source: Standard & Poor’s

Annual Report to Shareholders

Portfolio of Investments

Limited Duration Bond Portfolio

December 31, 2004
(Amounts in Thousands)

		Maturity	Par/
	Rate	Date	Shares	Value

Long-Term Securities — 94.2%
Corporate Bonds and Notes — 25.7%
Aerospace/ Defense — 0.2%
Northrop Grumman Corporation	4.079%	11/16/06	$500	$505

Banking and Finance — 3.1%
Ford Motor Credit Company	3.379%	9/28/07	2,720	2,700	A
General Motors Acceptance Corporation	2.970%	1/16/07	1,400	1,385	A
General Motors Acceptance Corporation	3.680%	9/23/08	2,600	2,534	A
Household Finance Corporation	2.625%	11/16/09	1,200	1,201	A
John Deere Capital Corporation	3.900%	1/15/08	1,000	1,007
SLM Corporation	2.300%	1/26/09	100	100	A

				8,927

Banks — 0.5%
Bank of America Corporation	2.820%	9/15/14	750	755	A
Washington Mutual Bank	2.870%	1/15/15	740	741	A

				1,496

Cable — 1.2%
Comcast Cable Communications, Inc.	6.375%	1/30/06	2,000	2,066
Comcast Cable Communications, Inc.	8.375%	5/1/07	230	254
Cox Communications, Inc.	3.040%	12/14/07	1,050	1,052	A,B

				3,372

Annual Report to Shareholders

Portfolio of Investments — Continued

Limited Duration Bond Portfolio — Continued

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Cable — Continued
Computer Services and Systems — 0.4%
Electronic Data Systems Corporation	7.125%	10/15/09	$1,000	$1,101

Diversified Financial Services — 1.1%
CIT Group Inc.	2.530%	5/18/07	680	680	A
Citigroup Inc.	2.480%	11/5/14	1,370	1,372	A
General Electric Capital Corporation	2.510%	11/21/11	1,020	1,021	A

				3,073

Electric — 1.5%
Dominion Resources, Inc.	2.590%	5/15/06	2,000	2,004	A
FirstEnergy Corp.	5.500%	11/15/06	1,610	1,662
FirstEnergy Corp.	6.450%	11/15/11	680	739

				4,405

Energy — 2.3%
Alabama Power Company	2.571%	8/25/09	1,000	1,000	A
DTE Energy Company	3.350%	6/1/07	1,050	1,054	A
Duke Energy Corporation	3.750%	3/5/08	1,500	1,498
Pacific Gas and Electric Company	3.600%	3/1/09	1,000	984
Sempra Energy	2.809%	5/21/08	2,000	1,993	A

				6,529

Environmental Services — 0.4%
Waste Management, Inc.	7.375%	8/1/10	1,090	1,249

Food, Beverage and Tobacco — 1.9%
Altria Group, Inc.	5.625%	11/4/08	3,000	3,118
General Mills, Inc.	6.449%	10/15/06	1,000	1,049
Kraft Foods Inc.	5.625%	11/1/11	1,110	1,176

				5,343

Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Food, Beverage and Tobacco — Continued
Insurance — 0.1%
Metropolitan Life Global Funding	2.740%	3/15/12	$370	$369	A,B

Investment Banking/ Brokerage — 2.5%
J.P. Morgan Chase & Co.	2.160%	10/2/09	1,730	1,732	A
Lehman Brothers Holdings Inc.	2.350%	11/10/09	1,120	1,121	A
Merrill Lynch & Co., Inc.	2.715%	1/15/15	1,020	1,020	A
Morgan Stanley	2.556%	1/15/10	700	701	A
The Bear Stearns Companies Inc.	2.720%	9/9/09	1,000	999	A
The Goldman Sachs Group, Inc.	2.430%	7/23/09	1,500	1,505	A

				7,078

Media — 1.8%
Liberty Media Corporation	3.990%	9/17/06	1,160	1,174	A
News America Incorporated	6.625%	1/9/08	2,000	2,159
Time Warner Inc.	6.125%	4/15/06	550	570
Viacom Inc.	5.625%	5/1/07	1,000	1,045

				4,948

Oil and Gas — 2.9%
Amerada Hess Corporation	7.375%	10/1/09	1,500	1,676
ConocoPhillips	4.750%	10/15/12	2,110	2,151
Occidental Petroleum Corporation	7.650%	2/15/06	750	785
Pemex Project Funding Master Trust	8.500%	2/15/08	3,300	3,721

				8,333

Paper and Forest Products — 0.3%
Weyerhaeuser Company	6.750%	3/15/12	670	755

Annual Report to Shareholders

Portfolio of Investments — Continued

Limited Duration Bond Portfolio — Continued

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Paper and Forest Products — Continued
Pharmaceuticals — 0.7%
Bristol-Myers Squibb Company	4.750%	10/1/06	$2,000	$2,045

Retail — 0.6%
Wal-Mart Stores, Inc.	5.450%	8/1/06	1,500	1,551

Special Purpose — 2.9%
American Honda Finance Corporation	2.398%	12/6/05	310	310	A,B
American Honda Finance Corporation	2.200%	10/22/07	840	839	A,B
DaimlerChrysler NA Holding Corporation	2.940%	9/10/07	3,000	3,010	A
Sprint Capital Corporation	4.780%	8/17/06	3,000	3,057	C
Verizon Wireless Capital LLC	5.375%	12/15/06	1,000	1,036

				8,252

Telecommunications (Cellular/ Wireless) — 1.3%
AT&T Wireless Services Inc.	7.350%	3/1/06	2,000	2,092
Motorola, Inc.	4.608%	11/16/07	1,500	1,530

				3,622

Total Corporate Bonds and Notes (Identified Cost — $73,132)				72,953

Asset-Backed Securities — 17.9%
Fixed Rate Securities — 3.0%
AmeriCredit Automobile Receivables Trust 2003-BX	2.720%	1/6/10	3,000	2,974
AmeriCredit Automobile Receivables Trust 2002-B	3.780%	2/12/07	1,646	1,647
Structured Asset Securities Corporation 2003-AL1	3.356%	4/25/31	941	887	B

Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Asset-Backed Securities — Continued
Fixed Rate Securities — Continued
UPFC Auto Receivables Trust 2004-A	3.270%	9/15/10	$3,000	$2,988

				8,496

Indexed SecuritiesA — 14.9%
Asset Backed Funding Certificates 2002-WF2	2.858%	5/25/32	2,071	2,085
Asset Backed Funding Corporation Certificates 2002-OPT1	2.931%	6/25/32	1,815	1,819
Bear Stearns Asset Backed Securities, Inc. 2004-1	2.938%	6/25/34	3,000	3,000
CHEC Loan Trust 2004-2	2.748%	2/25/31	3,500	3,499
Citibank Credit Card Issuance Trust 2002-B1	2.879%	6/25/09	1,675	1,681
Countrywide Home Equity Loan Trust 2002-G	2.773%	12/15/28	5,036	5,046
Countrywide Home Equity Loan Trust 2004-J	2.693%	12/15/33	5,349	5,352
Countrywide Home Equity Loan Trust 2004-O	2.683%	2/15/34	2,482	2,482
Fremont Home Loan Trust 2004-C	2.688%	1/25/32	2,459	2,458
GSAA Home Equity Trust 2004-9	2.798%	11/25/33	3,026	3,032
Providian Gateway Master Trust 2002-B	3.103%	6/15/09	3,000	3,020	B
Rental Car Finance Corp. 2003-1A	2.818%	5/25/08	3,000	3,006	B
Rental Car Finance Corp. 2004-1A	2.618%	6/25/09	3,000	2,988	B

Annual Report to Shareholders

Portfolio of Investments — Continued

Limited Duration Bond Portfolio — Continued

		Maturity	Par/
	Rate	Date	Shares	Value

Asset-Backed Securities — Continued
Indexed Securities — Continued
Superior Wholesale Inventory Financing Trust 2004-A10	2.503%	9/15/11	$3,000	$3,007

				42,475

Total Asset-Backed Securities (Identified Cost — $51,023)				50,971

Mortgage-Backed Securities — 18.9%
Fixed Rate Securities — 8.8%
Banc of America Funding Corporation 2004-B	4.289%	12/20/34	2,812	2,838
Blackrock Capital Finance L.P. 1997-R3	7.220%	11/25/28	514	519	B
Countrywide Alternative Loan Trust 2004-33	5.017%	12/25/34	854	865
Countrywide Alternative Loan Trust 2004-33	5.126%	12/25/34	1,865	1,894
Residential Asset Securitization Trust 2003-A14	4.750%	2/25/19	12,797	12,789
Washington Mutual MSC Mortgage Pass -Through Certificates Series 2004-RA1	7.000%	3/25/34	5,786	5,947

				24,852

Indexed SecuritiesA — 10.1%
Bear Stearns Arm Trust 2004-10	4.711%	1/25/35	1,614	1,630
Harborview Mortgage Loan Trust 2004-8	2.810%	11/29/34	2,928	2,934
HomeBanc Mortgage Trust 2004-2	2.788%	12/25/34	2,970	2,973
Impac CMB Trust 2004-2	2.678%	4/25/34	2,313	2,317
Impac CMB Trust 2004-6	2.808%	10/25/34	1,479	1,477
Impac Secured Assets Corp. 2004-3	2.618%	11/25/34	3,570	3,566

Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Mortgage-Backed Securities — Continued
Indexed Securities — Continued
JPMorgan Mortgage Trust 2003-A1	4.380%	10/25/33	$2,782	$2,707
Sequoia Mortgage Trust 2003-2	2.880%	6/20/33	2,178	2,166
Sequoia Mortgage Trust 2003-7	2.730%	1/20/34	2,442	2,437
Thornburg Mortgage Securities Trust 2004-2	2.568%	6/25/44	3,572	3,568
Washington Mutual 2004-AR8	2.838%	6/25/44	2,876	2,876

				28,651

Total Mortgage-Backed Securities (Identified Cost — $50,937)				53,503

U.S. Government and Agency Obligations — 15.6%
Fixed Rate Securities — 6.6%
Fannie Mae	0.000%	1/3/05	1,000	1,000	D
Fannie Mae	3.125%	7/15/06	6,000	5,998
Freddie Mac	2.500%	3/30/06	6,000	5,958
Freddie Mac	3.125%	9/15/06	3,000	2,997
United States Treasury Notes	3.000%	11/15/07	1,600	1,590
United States Treasury Notes	3.375%	10/15/09	1,050	1,040

				18,583

Indexed SecuritiesE — 9.0%
United States Treasury Inflation-Protected Security	3.625%	1/15/08	8,270	9,008
United States Treasury Inflation-Protected Security	0.875%	4/15/10	3,798	3,761
United States Treasury Inflation-Protected Security	3.000%	7/15/12	6,369	7,108

Annual Report to Shareholders

Portfolio of Investments — Continued

Limited Duration Bond Portfolio — Continued

		Maturity	Par/
	Rate	Date	Shares	Value

U.S. Government and Agency Obligations — Continued
Indexed SecuritiesE — Continued
United States Treasury Inflation-Protected Security	2.000%	7/15/14	$2,521	$2,601
United States Treasury Inflation-Protected Security	3.875%	4/15/29	2,322	3,187

				25,665

Total U.S. Government and Agency Obligations (Identified Cost — $46,528)				44,248

U.S. Government Agency Mortgage-Backed Securities — 12.2%
Fixed Rate Securities — 7.0%
Fannie Mae	8.500%	6/1/10 to 8/1/11	88	88
Fannie Mae	6.500%	11/1/10 to 10/1/32	4,755	5,005
Fannie Mae	7.000%	1/1/13 to 1/1/33	7,956	8,438
Fannie Mae	9.500%	7/1/14	103	114
Fannie Mae	11.000%	12/1/15	86	94
Fannie Mae	12.500%	1/1/18 to 4/1/18	71	81
Fannie Mae	9.000%	11/1/21	229	253
Freddie Mac	8.250%	2/1/08	27	27
Freddie Mac	8.500%	12/1/08 to 6/1/21	116	120
Freddie Mac	9.750%	11/1/09 to 11/1/14	46	50
Freddie Mac	9.000%	1/1/17 to 1/1/21	267	290
Freddie Mac	7.000%	1/25/21 to 4/1/32	3,816	4,039
Freddie Mac	8.000%	2/1/31	646	700
Government National Mortgage Association	9.000%	6/15/06 to 9/15/22	388	403
Government National Mortgage Association	6.000%	5/15/14 to 11/15/28	412	432

				20,134

Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

U.S. Government Agency Mortgage-Backed Securities — Continued
Fixed Rate Securities — Continued
Indexed SecuritiesA — 5.0%
Fannie Mae	4.330%	11/1/34	$1,762	$1,771
Fannie Mae	4.200%	12/1/34	1,700	1,702
Fannie Mae	4.500%	12/1/34	1,400	1,409	F
Fannie Mae	4.330%	12/1/34	3,100	3,117	F
Freddie Mac	4.374%	12/1/34	700	703
Freddie Mac	4.494%	12/1/34	3,600	3,625
Freddie Mac	4.088%	1/1/35	633	630
Freddie Mac	4.105%	1/1/35	1,147	1,142

				14,099

Stripped Securities — 0.2%
Government National Mortgage Association	6.06%	6/16/26	3,039	317	G1
Government National Mortgage Association	6.11%	8/16/26	2,560	284	G1

				601

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $35,016)				34,834

Yankee BondsH — 3.4%
Banks — 0.4%
The Korea Development Bank	4.750%	7/20/09	1,000	1,019

Energy — 0.3%
SP Powerassets Limited Global	3.800%	10/22/08	1,000	999	B

Foreign Governments — 0.5%
Russian Federation	8.250%	3/31/10	1,360	1,509

Annual Report to Shareholders

Portfolio of Investments — Continued

Limited Duration Bond Portfolio — Continued

		Maturity	Par/
	Rate	Date	Shares		Value

Yankee Bonds — Continued
Foreign Governments — Continued
Manufacturing (Diversified) — 1.1%
Tyco International Group SA	4.436%	6/15/07	$3,000		$3,048	B

Telecommunications — 1.1%
British Telecommunications plc	7.875%	12/15/05	1,500		1,564
Telecom Italia Capital	4.000%	1/15/10	1,500		1,471	B

					3,035

Total Yankee Bonds (Identified Cost — $9,640)					9,610

Preferred Stocks — 0.5%
Fannie Mae	7.000%		11	shs	635	A
Home Ownership Funding Corporation	13.331%		5		191	B,C
Home Ownership Funding Corporation II	13.338%		14		534	B,C

Total Preferred Stocks (Identified Cost — $2,097)					1,360

Total Long-Term Securities (Identified Cost — $268,373)					267,479

Short-Term Securities — 7.3%
U.S. Government and Agency Obligations — 5.5%
Fixed Rate Securities — 5.5%
Fannie Mae	0.000%	1/18/05	$6,088		6,081	D
Fannie Mae	0.000%	1/21/05	1,600		1,598	D
Fannie Mae	0.000%	4/1/05	200		199	D,I
Fannie Mae	0.000%	9/16/05	8,000		7,866	D

					15,744

Repurchase Agreements — 1.8%
Deutsche Bank
2.2%, dated 12/31/04, to be repurchased at $2,563 on 1/3/05 (Collateral: $2,620 Freddie Mac notes, 2.375%, due 4/5/06, value $2,631)			2,563		2,563

Annual Report to Shareholders

	Par/Shares	Value

Repurchase Agreements — Continued
Goldman, Sachs & Company
2.22%, dated 12/31/04, to be repurchased at $2,600 on 1/3/05 (Collateral: $2,660 Freddie Mac zero coupon notes, due 1/28/05, value $2,656)	$2,600	$2,600

		5,163

Total Short-Term Securities (Identified Cost — $21,907)		20,907

Total Investments — 101.5% (Identified Cost — $290,280)		288,386
Other Assets Less Liabilities — (1.5)%		(4,234)

Net Assets — 100.0%		$284,152

Annual Report to Shareholders

Portfolio of Investments — Continued

Limited Duration Bond Portfolio — Continued

		Actual	Appreciation/
	Expiration	Contracts	(Depreciation)

Futures Contracts PurchasedJ
Eurodollar Futures	October 2005	37	$(39)

A	Indexed security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”). The coupon rates are the rates as of December 31, 2004.

B	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 6.8% of net assets.

C	Stepped coupon security — A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.

D	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

E	Treasury Inflation-Protected Security — Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

F	When issued security — Securities purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

G	Stripped security — Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

H	Yankee Bonds — A dollar denominated bond issued in the U.S. by foreign entities.

I	Collateral to cover futures and options contracts.

J	Futures are described in more detail in the notes to financial statements.

See notes to financial statements.

Annual Report to Shareholders

Statement of Assets and Liabilities

Limited Duration Bond Portfolio

December 31, 2004
(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost — $268,373)	$267,479
Short-term securities at value (Identified Cost — $21,907)	20,907

Total investments		$288,386
Cash		1

Receivable for:
Fund shares sold		1,020
Interest income		1,575
Dividend income		11
Futures variation margin		3
Other assets		11

		291,007

Liabilities:

Payable for:
Securities purchased		4,538
Fund shares repurchased		2,026
Income distribution		38

Due to:
Manager		49
Distributor		117
Accrued expenses		87

		6,855

Net Assets		$284,152

Net assets consist of:

Accumulated paid-in-capital applicable to:
26,505 Primary Class shares outstanding	$285,013
921 Institutional Class shares outstanding	9,507
Under/(over) distributed net investment income	(106)
Accumulated net realized gain/(loss) on investments, options and futures	(8,329)
Unrealized appreciation/(depreciation) of investments, options and futures	(1,933)

Net Assets		$284,152

Net Asset Value Per Share:
Primary Class		$10.36

Institutional Class		$10.37

See notes to financial statements.

Annual Report to Shareholders

Statement of Operations

Limited Duration Bond Portfolio

For the Year Ended December 31, 2004
(Amounts in Thousands)

Investment Income:

Dividends	$253
Interest	11,387

Total income		$11,640

Expenses:

Management fees	1,585
Distribution and service fees	1,485
Audit and legal fees	99
Custodian fees	127
Directors’ fees and expenses	40
Registration fees	29
Reports to shareholders	29

Transfer agent and shareholder servicing expense:
Primary Class	255
Institutional Class	4
Other expenses	16

	3,669
Less: Fees waived	(656)
Compensating balance credits	(1)

Total expenses, net of waivers and compensating balance credits		3,012

Net Investment Income		8,628

Net Realized and Unrealized Gain/(Loss) on Investments:

Realized gain/(loss) on:
Investments	(2,632)
Futures	(1,445)

		(4,077)
Change in unrealized appreciation/(depreciation) of investments and futures		1,121

Net Realized and Unrealized Gain/(Loss) on Investments		(2,956)

Change in Net Assets Resulting From Operations		$5,672

See notes to financial statements.

Annual Report to Shareholders

Statement of Changes in Net Assets

Limited Duration Bond Portfolio

(Amounts in Thousands)

	For the Years Ended

	12/31/04	12/31/03

Change in Net Assets:

Net investment income	$8,628	$9,203

Net realized gain/(loss) on investments, options and futures	(4,077)	8,052

Change in unrealized appreciation/(depreciation) of investments, options and futures	1,121	(13,276)

Change in net assets resulting from operations	5,672	3,979

Distributions to shareholders:

From net investment income:
Primary Class	(10,465)	(9,512)
Institutional Class	(348)	(279)

From net realized gain on investments:
Primary Class	(186)	—
Institutional Class	(7)	—

Change in net assets from Fund share transactions:
Primary Class	(47,055)	(47,284)
Institutional Class	1,957	(1,598)

Change in net assets	(50,432)	(54,694)

Net Assets:

Beginning of year	334,584	389,278

End of year	$284,152	$334,584

Under/(over) distributed net investment income	$(106)	$1,269

See notes to financial statements.

Annual Report to Shareholders

Financial Highlights

Limited Duration Bond Portfolio

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Years Ended December 31,

	2004		2003		2002		2001		2000

Net asset value, beginning of year	$10.54		$10.70		$10.32		$10.26		$9.92

Investment operations:
Net investment income	.29	A	.26	A	.41	A	.53	A	.62	A
Net realized and unrealized gain/(loss) on investments, options and futures	(.09)		(.14)		.38		.06		.33

Total from investment operations	.20		.12		.79		.59		.95

Distributions:
From net investment income	(.37)		(.28)		(.41)		(.53)		(.61)
From net realized gain on investments	(.01)		—		—		—		—

Total distributions	(.38)		(.28)		(.41)		(.53)		(.61)

Net asset value, end of year	$10.36		$10.54		$10.70		$10.32		$10.26

Ratios/supplemental data:
Total return	1.89%		1.11%		7.79%		5.83%		9.95%
Expenses to average net assets	1.00	%A	1.00	%A	1.00	%A	1.00	%A	1.00	%A
Net investment income to average net assets	2.81	%A	2.48	%A	3.85	%A	5.08	%A	6.14	%A
Portfolio turnover rate	238%		487%		204%		535%		248%

Net assets, end of year (in thousands)	$274,606		$326,844		$379,793		$300,597		$272,668

A	Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 1.00% until April 30, 2005. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended December 31, 2004, 1.21%; 2003, 1.21%; 2002, 1.19%; 2001, 1.17%; and 2000, 1.19%.

See notes to financial statements.

Annual Report to Shareholders

Institutional Class:

	Years Ended December 31,

	2004		2003		2002		2001		2000

Net asset value, beginning of year	$10.55		$10.70		$10.32		$10.27		$9.92

Investment operations:
Net investment income	.35	B	.32	B	.46	B	.58	B	.67	B
Net realized and unrealized gain/(loss) on investments, options and futures	(.10)		(.14)		.38		.05		.35

Total from investment operations	.25		.18		.84		.63		1.02

Distributions:
From net investment income	(.42)		(.33)		(.46)		(.58)		(.67)
From net realized gain on investments	(.01)		—		—		—		—

Total distributions	(.43)		(.33)		(.46)		(.58)		(.67)

Net asset value, end of year	$10.37		$10.55		$10.70		$10.32		$10.27

Ratios/supplemental data:
Total return	2.41%		1.71%		8.35%		6.30%		10.64%
Expenses to average net assets	0.48	% B	.46	%B	.47	%B	.46	%B	.46	%B
Net investment income to average net assets	3.22	% B	3.03	% B	4.38	% B	5.63	% B	6.66	% B
Portfolio turnover rate	238%		487%		204%		535%		248%

Net assets, end of year (in thousands)	$9,546		$7,740		$9,485		$7,221		$6,723

B	Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 0.50% until April 30, 2005. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended December 31, 2004, 0.70%; 2003, 0.68%; 2002, 0.66%; 2001, 0.63%; and 2000, 0.65%.

See notes to financial statements.

Annual Report to Shareholders

Expense Example

U.S. Government Money Market Portfolio

   As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on July 1, 2004, and held through December 31, 2004.

Actual Expenses

   The first line in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the	Annualized
	Value	Value	Period	Expense
	7/1/04	12/31/04	7/1/04 to 12/31/04	Ratio

Actual	$1,000.00	$1,004.80	$3.61	.71%
Hypothetical (5% return before expenses)	1,000.00	$1,021.61	$3.64

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (184), and divided by 365.

Annual Report to Shareholders

Performance Information

U.S. Government Money Market Portfolio

Maturity Schedule (As a percentage of the portfolio)

Annual Report to Shareholders

Statement of Net Assets

U.S. Government Money Market Portfolio

December 31, 2004
(Amounts in Thousands)

		Maturity
	Rate	Date	Par	Value

U.S. Government and Agency Obligations — 86.3%

Fannie Mae	1.00% to 2.46%	1/13/05 to 5/27/05	$195,980	$195,777
Federal Home Loan Bank	1.30% to 2.45%	1/13/05 to 11/4/05	65,125	65,098
Freddie Mac	1.24% to 2.321%	1/11/05 to 9/26/05	78,160	78,071

Total U.S. Government and Agency Obligations (Identified Cost — $338,946)				338,946

Repurchase Agreements — 11.2%

Goldman Sachs & Company 2.22%, dated 12/31/04, to be repurchased at $31,006 on 1/3/05 (Collateral: $28,845 Freddie Mac notes, 5.625%, due 3/15/11, value $32,099)			31,000	31,000
Lehman Brothers, Inc. 2.10%, dated 12/31/04, to be repurchased at $13,043 on 1/3/05 (Collateral: $13,355 Fannie Mae notes, 3.10%, due 4/4/07, value $13,402)			13,041	13,041

Total Repurchase Agreements (Identified Cost — $44,041)				44,041

Total Investments, at Amortized Cost and Value — 97.5%				382,987	A
Other Assets Less Liabilities — 2.5%				9,696

Net Assets Applicable to 392,684 Shares Outstanding — 100%				$392,683

Net Asset Value Per Share				$1.00

A	Also represents cost for income tax purposes.

See notes to financial statements.

Annual Report to Shareholders

Statement of Operations

U.S. Government Money Market Portfolio

For the Year Ended December 31, 2004
(Amounts in Thousands)

Investment Income:

Interest		$6,030

Expenses:

Management fee	$2,216
Distribution and service fees	443
Audit and legal fees	37
Custodian fees	103
Directors’ fees and expenses	23
Registration fees	56
Reports to shareholders	32
Transfer agent and shareholder servicing expense	243
Other expenses	17

	3,170
Less compensating balance credits	(4)

Total expenses, net of compensating balance credits		3,166

Net Investment Income		2,864

Net Realized Gain/(Loss) on Investments:

Realized gain/(loss) on investments		(1)

Change in Net Assets Resulting From Operations		$2,863

See notes to financial statements.

Annual Report to Shareholders

Statement of Changes in Net Assets

U.S. Government Money Market Portfolio

(Amounts in Thousands)

	For the Years Ended

	12/31/04	12/31/03

Change in Net Assets:

Net investment income	$2,864	$2,477

Net realized gain/(loss) on investments	(1)	—

Change in net assets resulting from operations	2,863	2,477

Distributions to shareholders from net investment income	(2,864)	(2,633)

Change in net assets from Fund share transactions	(51,197)	(97,836)

Change in net assets	(51,198)	(97,992)

Net Assets:

Beginning of year	443,881	541,873

End of year	$392,683	$443,881

See notes to financial statements.

Annual Report to Shareholders

Financial Highlights

U.S. Government Money Market Portfolio

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

	Years Ended December 31,

	2004	2003		2002		2001		2000

Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00		$1.00

Investment operations:
Net investment income	.01	.0049	A	.01	A	.04	A	.06	A

Total from investment operations	.01	.0049		.01		.04		.06

Distributions:
From net investment income	(.01)	(.0049)		(.01)		(.04)		(.06)

Total distributions	(.01)	(.0049)		(.01)		(.04)		(.06)

Net asset value, end of year	$1.00	$1.00		$1.00		$1.00		$1.00

Ratios/supplemental data:
Total return	.67%	.51%		1.13%		3.57%		5.66%
Expenses to average net assets	.71%	.71	%A	.72	%A	.71	%A	.73	%A
Net investment income to average net assets	.65%	.49	%A	1.11	% A	3.46	% A	5.53	% A

Net assets, end of year (in thousands)	$392,683	$443,881		$541,873		$501,070		$426,988

A	Net of 12b-1 service fees waived by Legg Mason Wood Walker, Inc. of 0.10% of average daily net assets. If no fees had been waived by Legg Mason, the annualized ratio of expenses to average daily net assets would have been as follows for the years ended December 31, 2003: 0.81%; 2002: 0.82%; 2001: 0.81% and 2000: 0.83%.

See notes to financial statements.

Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Income Trust, Inc.

(Amounts in Thousands)

1. Organization and Significant Accounting Policies:

   The Legg Mason Income Trust, Inc. (“Corporation”), consisting of the Core Bond Fund (“Core Bond”), the High Yield Portfolio (“High Yield”), the Investment Grade Income Portfolio (“Investment Grade”), the Limited Duration Bond Portfolio (“Limited Duration”, formerly the U.S. Government Intermediate Portfolio), and the U.S. Government Money Market Portfolio (“Government Money Market”) (each a “Fund”), is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, diversified investment company.
   The High Yield, Investment Grade and Limited Duration Portfolios consist of two classes of shares: Primary Class and Institutional Class. The income and expenses of each of these Funds are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on Primary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.
   Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Security Valuation

   Securities owned by Core Bond, High Yield, Investment Grade and Limited Duration for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued by the Board of Directors or the Funds’ Valuation Committee pursuant to procedures adopted by the Board. In determining fair value, the Board of Directors or the Funds’ Valuation Committee considers all relevant qualitative and quantitative factors available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material.

Annual Report to Shareholders

   With respect to High Yield, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates. Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.
   In accordance with Rule 2a-7, the investments of Government Money Market are valued on the basis of amortized cost, so long as the Fund’s Board of Directors determines that this method constitutes fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate accretion or amortization of any discount or premium is recorded until maturity of the security.

Security Transactions

   Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

   For the year ended December 31, 2004, investment transactions (excluding short-term investments) were as follows:

	Purchases		Proceeds From Sales

	U.S. Gov’t.		U.S. Gov’t.
	Securities	Other	Securities	Other

Core Bond	$114,405	$21,636	$80,293	$13,735
High Yield	—	230,519	—	243,918
Investment Grade	79,013	221,545	95,751	207,889
Limited Duration	388,579	249,573	546,461	77,551

Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Income Trust, Inc. — Continued

Repurchase Agreements

   The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Funds’ investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Investment Income and Distributions to Shareholders

   Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly for each Fund except High Yield, which declares and pays dividends monthly. Net capital gain distributions, which are calculated at the Fund level, are declared and paid after the end of the tax year in which the gain is realized. An additional distribution may be made in December, to the extent necessary in order to comply with federal excise tax regulations. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under federal income tax regulations. At December 31, 2004, accrued dividends payable were as follows: Core Bond, $5; High Yield, $150; Investment Grade, $82; Limited Duration, $38; and Government Money Market, $5. There were no capital gain distributions payable at December 31, 2004.

Compensating Balance Credits

   The Funds have an arrangement with their custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on each Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments. For the year ended December 31, 2004, the following compensating balance credits were earned: Core Bond, $1; High Yield, $4; Investment Grade, $2; Limited Duration, $1 and Government Money Market, $4.

Annual Report to Shareholders

Other

   In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent upon claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

   No provision for federal income or excise taxes is required since each Fund intends to qualify or to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gain to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.
   Distributions during the years ended December 31, 2004 and 2003, were characterized as follows for tax purposes:

	Core Bond	High Yield		Investment Grade

	2004	2004	2003	2004	2003

Ordinary income	$1,183	$14,760	$15,274	$19,210	$18,284
Long-term capital gains	—	—	—	8,438	2,806

Total distributions	$1,183	$14,760	$15,274	$27,648	$21,090

			Government
	Limited Duration		Money Market

	2004	2003	2004	2003

Ordinary income	$11,006	$9,791	$2,864	$2,633
Long-term capital gains	—	—	—	—

Total distributions	$11,006	$9,791	$2,864	$2,633

   Pursuant to federal income tax regulations applicable to investment companies, the Funds have elected to treat net capital losses realized between November 1 and December 31 of each year (“post-October loss”) as occurring on the first day of the following tax year. For the year ended December 31, 2004, realized capital losses reflected in the accompanying financial statements, as shown in the table on the next page, will not be recognized for federal income tax purposes until 2005.

Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Income Trust, Inc. — Continued

   The tax basis components of net assets at December 31, 2004, were:

	Core	High	Investment	Limited	Government
	Bond	Yield	Grade	Duration	Money Market

Unrealized appreciation	$433	$12,828	$17,486	$1,170	$—
Unrealized depreciation	(205)	(3,941)	(1,631)	(3,131)	—

Net unrealized appreciation/depreciation	228	8,887	15,855	(1,961)	—
Undistributed ordinary income	16	58	771	—	5
Undistributed long-term capital gains	—	—	654	—	—
Capital loss carryforwards	—	(154,555)	—	(8,369)	(1)
Post-October loss push and other loss deferrals	—	(1,070)	—	—	—
Paid-in capital	63,529	360,741	396,297	294,481	392,679

Net assets	$63,773	$214,061	$413,577	$284,151	$392,683

   The Funds intend to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. At December 31, 2004, the Funds had capital loss carryforwards as follows:

		Limited	Government
Expiration Date	High Yield	Duration	Money Market

2008	$(35,788)	$(3,834)	—
2009	(83,723)	—	—
2010	(32,488)	—	—
2011	(2,556)	—	—
2012	—	(4,535)	(1)

   For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended December 31, 2004, the Funds recorded the following permanent reclassifications, which relate primarily to reclassifications of gains/losses on paydown securities and swap securities. Results of operations and net assets were not affected by these reclassifications.

Annual Report to Shareholders

			Investment	Limited	Government
	Core Bond	High Yield	Grade	Duration	Money Market

Undistributed net investment income	$100	$(18)	$1	$810	$—
Accumulated realized gain/(loss)	(100)	140	(1)	(782)	—
Paid-in capital	—	(122)	—	(28)	—

   At December 31, 2004, the cost of investments for federal income tax purposes was $62,021 for Core Bond, $201,566 for High Yield, $391,540 for Investment Grade, $290,308 for Limited Duration, and $382,987 for Government Money Market.

3. Financial Instruments:

Options and Futures
   As part of their investment programs, Core Bond, High Yield, Investment Grade and Limited Duration may utilize options and futures. Options may be written (sold) or purchased by these Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.
   When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:	Impact on the Fund:

The option expires	Realize a loss in the amount of the cost of the option.

The option is closed through a closing sale transaction	Realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.

The Fund exercises a call option	The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.

The Fund exercises a put option	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.

Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Income Trust, Inc. — Continued

Written option:	Impact on the Fund:

The option expires	Realize a gain equal to the amount of the premium received.

The option is closed through a closing purchase transaction	Realize a gain or loss without regard to any unrealized gain or loss on the underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium received when the option was written.

A written call option is exercised by the option purchaser	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be increased by the premium originally received when the option was written.

A written put option is exercised by the option purchaser	The amount of the premium originally received will reduce the cost of the security that the Fund purchased when the option was exercised.

   The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the statement of net assets. The risk in writing a covered call option is that a Fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.

   Activity in written call and put options during the year ended December 31, 2004, was as follows:

Core Bond:

	Calls		Puts

	Actual		Actual
	Contracts	Premiums	Contracts	Premiums

Options written	282	$217	293	$185
Options closed	(151)	(120)	(42)	(24)
Options expired	(55)	(40)	(146)	(64)
Options exercised	—	—	—	—

Options outstanding, December 31, 2004	76	$57	105	$97

Annual Report to Shareholders

   Upon entering into a futures contract, the Fund is required to deposit with the broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

   The Funds enter into futures contracts as a hedge against anticipated changes in interest rates. There are several risks in connection with the use of futures contracts as a hedging device. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
   The open futures positions and related appreciation or depreciation at December 31, 2004, for Core Bond, Investment Grade, and Limited Duration are listed at the end of each Fund’s portfolio of investments.

Forward Currency Exchange Contracts

   As part of its investment program, High Yield may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.
   Forward foreign currency contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by High Yield as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
   The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s adviser will enter into forward foreign currency contracts only with parties approved by the Board of Directors

Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Income Trust, Inc. — Continued

because there is a risk of loss to the Fund if the counterparties do not complete the transaction.
   At December 31, 2004, High Yield had no open forward currency exchange contracts.

Swap Agreements

   The use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although a Fund will not enter into any swap agreement unless the adviser believes that the other party to the transaction is creditworthy, a Fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.
   The Funds may invest in different types of swap agreements. Credit default swap contracts represent the exchange of commitments to provide a level of credit protection for a commitment to receive interest at a fixed rate based on the potential risk of default of the relevant underlying issuer (the relevant underlying issuer for credit default swap contracts is listed in a parenthetical reference following the agreement counterparty). Interest rate swap contracts involve the exchange of commitments to pay and receive interest based on a notional principal amount. Total return swap contracts involve the exchange of commitments to pay and receive interest based on the total return of an index over a specified period.
   At December 31, 2004, there were no swap contracts outstanding.

4. Transactions With Affiliates:

   Each Fund has a management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund’s average daily net assets. LMFA has voluntarily agreed to waive its fees to the extent each Fund’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month certain annual rates. These voluntary expense limitations for Core Bond, Investment Grade and Limited Duration are due to expire on April 30, 2005. High Yield and Government Money Market

Annual Report to Shareholders

have no expense limitations. The following chart shows annual rates of management fees, expense limits, management fees waived, and management fees payable for each Fund:

			Year Ended	At
			December 31,	December 31,
			2004	2004

		Expense	Management	Management
Fund	Management Fee	Limitation	Fees Waived	Fees Payable

Core Bond	0.45%	1.00%	$(127)	$24
High Yield
— Primary Class	0.65%	None	—	114
— Institutional Class	0.65%	None	—	5
Investment Grade
— Primary Class	0.60%	1.00%	(1,080)	121
— Institutional Class	0.60%	0.50%	(22)	3
Limited Duration
— Primary Class	0.45%	1.00%	(637)	47
— Institutional Class	0.45%	0.50%	(19)	2
Government Money Market	0.50% – 0.40% B	None	—	172

   Western Asset Management Company (“Adviser”) serves as investment adviser to the Funds. The Adviser is responsible for the actual investment activity of each Fund. LMFA pays the Adviser a fee, computed daily and payable monthly, at an annual rate of 40% of the management fee received by LMFA for Core Bond; 77% of the management fee received by LMFA for High Yield; 40% of the management fee received for Investment Grade; and 30% for Government Money Market. For Limited Duration, LMFA pays the Adviser a fee, computed daily and payable monthly, of 0.20% of its average daily net assets, not to exceed the fee received by LMFA.

B	Government Money Market’s management fee varies with the level of the Fund’s average daily net assets. The management fee is calculated as follows:

Average Net Assets	Advisory Fee Rate

$0 – $500 million	0.50%
next $500 million	0.475%
next $500 million	0.45%
next $500 million	0.425%
thereafter	0.40%

Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Income Trust, Inc. — Continued

   Legg Mason Wood Walker, Incorporated (“Legg Mason”), a member of the New York Stock Exchange, serves as distributor of the Funds. Legg Mason receives an annual distribution fee and an annual service fee based on each Fund’s Primary Class’s average daily net assets, computed daily and payable monthly as shown in the table below. For the period from its inception (February 27, 2004) to December 31, 2004, Legg Mason waived $85 of Core Bond’s distribution and service fees.

			At December 31, 2004

	Distribution	Service	Distribution and Service
	Fee	Fee	Fees Payable

Core Bond	0.25%	0.25%	$35
High Yield	0.25%	0.25%	87
Investment Grade	0.25%	0.25%	170
Limited Duration	0.25%	0.25%	117
Government Money Market	N/A	0.10%	34

   LM Fund Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Funds’ transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS the following amounts for the period ended December 31, 2004: Core Bond, $8; High Yield, $59; Investment Grade, $81; Limited Duration, $56; and Government Money Market, $91.

   LMFA, the Adviser, Legg Mason and LMFS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

5. Line of Credit:

   The Funds, excluding Government Money Market, but including certain other Legg Mason Funds, participate in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the federal funds rate plus the federal funds rate margin. For the year ended December 31, 2004, the Funds had no borrowings under the Credit Agreement.

Annual Report to Shareholders

6. Fund Share Transactions:

   At December 31, 2004, there were 2,000,000 shares authorized at $.001 par value for all classes of each portfolio of the Corporation. At December 31, 2004, for U.S. Government Money Market, net assets consisted of paid-in capital of $392,684 and accumulated net realized loss of $1. Share transactions were as follows:

Core Bond

Period Ended

Shares
Sold	7,274
Reinvestment of Distributions	111
Repurchased	(977)

Net Increase	6,408

Amount
Sold	$72,052
Reinvestment of Distributions	1,103
Repurchased	(9,621)

Net Increase	$63,534

	High Yield

	Primary Class		Institutional Class

	Years Ended		Years Ended
	12/31/04	12/31/03	12/31/04	12/31/03

Shares
Sold	4,287	11,415	608	978
Reinvestment of Distributions	1,211	1,342	61	44
Repurchased	(8,220)	(8,542)	(446)	(656)

Net Change	(2,722)	4,215	223	366

Amount
Sold	$39,099	$97,837	$5,538	$8,358
Reinvestment of Distributions	10,986	11,598	558	385
Repurchased	(74,487)	(73,936)	(4,056)	(5,677)

Net Change	$(24,402)	$35,499	$2,040	$3,066

A	For the period February 27, 2004 (commencement of operations) to December 31, 2004.

Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Income Trust, Inc. — Continued

	Investment Grade

	Primary Class		Institutional Class

	Years Ended		Years Ended
	12/31/04	12/31/03	12/31/04	12/31/03

Shares
Sold	7,793	14,879	557	412
Reinvestment of Distributions	2,253	1,713	58	23
Repurchased	(10,301)	(11,141)	(213)	(165)

Net Change	(255)	5,451	402	270

Amount
Sold	$84,747	$159,989	$6,057	$4,456
Reinvestment of Distributions	24,367	18,456	631	244
Repurchased	(111,468)	(119,804)	(2,318)	(1,791)

Net Change	$(2,354)	$58,641	$4,370	$2,909

	Limited Duration

	Primary Class		Institutional Class

	Years Ended		Years Ended
	12/31/04	12/31/03	12/31/04	12/31/03

Shares
Sold	5,553	10,382	499	417
Reinvestment of Distributions	910	785	33	26
Repurchased	(10,970)	(15,656)	(345)	(595)

Net Change	(4,507)	(4,489)	187	(152)

Amount
Sold	$58,022	$110,857	$5,222	$4,469
Reinvestment of Distributions	9,486	8,339	346	272
Repurchased	(114,563)	(166,480)	(3,611)	(6,339)

Net Change	$(47,055)	$(47,284)	$1,957	$(1,598)

Annual Report to Shareholders

	U.S. Government Money
	Market

	Year Ended
	12/31/04	12/31/03

Shares
Sold	1,461,762	1,306,465
Reinvestment of Distributions	2,616	2,476
Repurchased	(1,515,575)	(1,406,777)

Net Change	(51,197)	(97,836)

Amount
Sold	$1,461,762	$1,306,465
Reinvestment of Distributions	2,616	2,476
Repurchased	(1,515,575)	(1,406,777)

Net Change	$(51,197)	$(97,836)

Annual Report to Shareholders

Report of Independent Registered Public Accounting Firm

To the Shareholders of Core Bond Fund, High Yield Portfolio, Investment Grade Income Portfolio, Limited Duration Bond Portfolio, and U.S. Government Money Market Portfolio, and to the Directors of Legg Mason Income Trust, Inc.:

   In our opinion, the accompanying statements of assets and liabilities for Core Bond Fund, High Yield Portfolio, Investment Grade Income Portfolio, and Limited Duration Bond Portfolio, including the portfolio of investments, and the statement of net assets for U.S. Government Money Market Portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Core Bond Fund, High Yield Portfolio, Investment Grade Income Portfolio, Limited Duration Bond Portfolio, and U.S. Government Money Market Portfolio (comprising Legg Mason Income Trust, Inc., hereafter referred to as the “Funds”) at December 31, 2004, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

February 11, 2005

Annual Report to Shareholders

Directors and Officers

   The table below provides information about each of the Corporation’s directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, c/o Legal and Compliance Department, 23rd Floor, Baltimore, Maryland 21202.

Name, Position(s) and	Number of Legg Mason
Year First Elected	Funds Overseen and	Principal Occupation(s)
With Fund, and Age	Other Directorships	During the Past Five Years

INDEPENDENT DIRECTORS:A

Hearn, Ruby P. Director since 2004 B Age 64	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	Senior Vice President Emerita of The Robert Wood Johnson Foundation since 2001. Formerly: Senior Vice President of The Robert Wood Johnson Foundation (1996-2001).

Lehman, Arnold L. Director since 1987 B Age 60	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	Director of The Brooklyn Museum of Art since 1997; Trustee of American Federation of Arts since 1998. Formerly: Director of The Baltimore Museum of Art (1979-1997).

Masters, Robin J.W. Director since 2002 B Age 49	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	Retired. Director of Bermuda SMARTRISK (non-profit) since 2001. Formerly: Chief Investment Officer of ACE Limited (insurance) (1986-2000).

McGovern, Jill E. Director since 1989 B Age 60	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	Chief Executive Officer of The Marrow Foundation since 1993. Formerly: Executive Director of the Baltimore International Festival (1991-1993); Senior Assistant to the President of The Johns Hopkins University (1986-1990).

Mehlman, Arthur S. Director since 2002 B Age 62	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios); Trustee of The Royce Family of Funds (consisting of 21 portfolios); Director of Municipal Mortgage & Equity, LLC.	Retired. Director of The League for People with Disabilities, Inc.; Director of University of Maryland Foundation and University of Maryland College Park Foundation (non-profits). Formerly: Partner, KPMG LLP (international accounting firm) (1972-2002).

O’Brien, G. Peter Director since 2002 B Age 59	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios); Trustee of The Royce Family of Funds (consisting of 21 portfolios); Director of Renaissance Capital Greenwich Funds; and Director of Technology Investment Capital Corp.	Trustee of Colgate University; President of Hill House, Inc. (residential home care). Formerly: Managing Director, Equity Capital Markets Group of Merrill Lynch & Co. (1971-1999).

Annual Report to Shareholders

Directors and Officers — Continued

Name, Position(s) and	Number of Legg Mason
Year First Elected	Funds Overseen and	Principal Occupation(s)
With Fund, and Age	Other Directorships	During the Past Five Years

Rowan, S. Ford Director since 2002 B Age 61	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	Consultant, Rowan & Blewitt Inc. (management consulting); Chairman, National Center for Critical Incident Analysis, National Defense University, since 2004; Director of Santa Fe Institute (scientific research institute) since 1999; Director of Annapolis Center for Science-Based Public Policy since 1995.

Tarola, Robert M. Director since 2004 B Age 54	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	Senior Vice President and Chief Financial Officer of W. R. Grace & Co. (specialty chemicals) since 1999.

INTERESTED DIRECTORS:C

Curley, John F., Jr. Chairman and Director since 1987 B Age 65	Chairman and Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	Chairman of the Board of all Legg Mason funds. Formerly: Vice Chairman and Director of Legg Mason, Inc. and Legg Mason Wood Walker, Incorporated (1982-1998); Director of Legg Mason Fund Adviser, Inc. (1982-1998) and Western Asset Management Company (1986-1998) (each a registered investment adviser).

Fetting, Mark R. President since 2001; Director since 2002B Age 50	President and Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios); Trustee of The Royce Family of Funds (consisting of 21 portfolios).	Senior Executive Vice President of Legg Mason, Inc.; Director and/or officer of various Legg Mason affiliates since 2000. Formerly: Division President and Senior Officer of Prudential Financial Group, Inc. and related companies, including fund boards and consulting services to subsidiary companies (1991-2000); Partner, Greenwich Associates; Vice President, T. Rowe Price Group, Inc.

EXECUTIVE OFFICERS:D

Karpinski, Marie K. Vice President and Treasurer since 1987 B Age 55	Vice President and Treasurer of all Legg Mason funds (consisting of 23 portfolios).	Vice President and Treasurer of all Legg Mason funds. Vice President and Treasurer of Legg Mason Fund Adviser, Inc.; Treasurer of Western Asset Funds, Inc.; Treasurer and Principal Financial and Accounting Officer of Pacific American Income Shares, Inc., Western Asset Premier Bond Fund, Western Asset/ Claymore U.S. Treasury Inflation Protected Securities Fund, and Western Asset/ Claymore U.S. Treasury Inflation Protected Securities Fund 2.

Merz, Gregory T. Vice President and Chief Legal Officer since 2003B Age 46	Vice President and Chief Legal Officer of all Legg Mason funds (consisting of 23 portfolios).	Vice President and Deputy General Counsel of Legg Mason, Inc. since 2003. Formerly: Associate General Counsel, Fidelity Investments (1993-2002); Senior Associate, Debevoise & Plimpton (1985-1993).

Annual Report to Shareholders

Name, Position(s) and	Number of Legg Mason
Year First Elected	Funds Overseen and	Principal Occupation(s)
With Fund, and Age	Other Directorships	During the Past Five Years

Olmert, Amy M. Vice President and Chief Compliance Officer since 2004B Age 41	Vice President and Chief Compliance Officer of all Legg Mason funds (consisting of 23 portfolios).	Senior Vice President of Legg Mason, Inc. since 2004. Chief Compliance Officer of all Legg Mason funds, Western Asset Funds, Inc., Pacific American Income Shares, Inc., Western Asset Premier Bond Fund, Western Asset/ Claymore U.S. Treasury Inflation Protected Securities Fund, and Western Asset/ Claymore U.S. Treasury Inflation Protected Securities Fund 2 since 2004. Formerly: Managing Director, Deutsche Asset Management (1997-2004).

ADDITIONAL INFORMATION ABOUT THE CORPORATION’S DIRECTORS

AND OFFICERS IS CONTAINED IN THE STATEMENT OF ADDITIONAL
INFORMATION, AVAILABLE WITHOUT CHARGE UPON REQUEST BY
CALLING 1-800-822-5544 OR ON THE
SECURITIES AND EXCHANGE COMMISSION
WEBSITE (http://www.sec.gov).

A	Each of the Independent Directors serves on the standing committees of the Board of Directors, which include the Audit Committee (chair: Arthur Mehlman), the Nominating Committee (co-chairs: Peter O’Brien and Jill McGovern), and the Independent Directors Committee (chair: Arnold Lehman).

B	Directors of the Funds serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Funds are elected annually to serve until their successors are elected and qualified.

C	Mr. Curley and Mr. Fetting are considered to be interested persons (as defined in the 1940 Act) of the Funds by virtue of being both employees of Legg Mason Wood Walker, Incorporated, the principal underwriter of the Funds, and as owners of common stock of Legg Mason, Inc.

D	Officers of the Funds are interested persons (as defined in the 1940 Act).

Notes

Fund Information

Investment Manager

Legg Mason Fund Adviser, Inc. Baltimore, MD

Investment Adviser

Western Asset Management Company Pasadena, CA

Board of Directors

John F. Curley, Jr., Chairman Mark R. Fetting, President Dr. Ruby P. Hearn Arnold L. Lehman Robin J.W. Masters Dr. Jill E. McGovern Arthur S. Mehlman G. Peter O’Brien S. Ford Rowan Robert M. Tarola

Officers

Marie K. Karpinski, Vice President and Treasurer
Gregory T. Merz, Vice President and Chief Legal Officer
Amy M. Olmert, Vice President and Chief Compliance Officer
Richard M. Wachterman, Secretary
Erin K. Morris, Assistant Treasurer
Jennifer P. Streaks, Assistant Secretary

Transfer and Shareholder Servicing Agent

Boston Financial Data Services Braintree, MA

Custodian

State Street Bank & Trust Company Boston, MA

Counsel

Kirkpatrick & Lockhart LLP Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP Baltimore, MD

About the Legg Mason Funds

Equity Funds
American Leading Companies Trust
Classic Valuation Fund
Growth Trust
Special Investment Trust
U.S. Small-Capitalization Value Trust
Value Trust
Specialty Funds
Balanced Trust
Financial Services Fund
Opportunity Trust
Global Funds
Emerging Markets Trust
Global Income Trust
International Equity Trust
Taxable Bond Funds
Core Bond Fund
High Yield Portfolio
Investment Grade Income Portfolio
Limited Duration Bond Portfolio
Tax-Free Bond Funds
Maryland Tax-Free Income Trust
Pennsylvania Tax-Free Income Trust
Tax-Free Intermediate-Term Income Trust
Money Market Funds
Cash Reserve Trust
Tax Exempt Trust
U.S. Government Money Market Portfolio	Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Information about the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission (“SEC”) website (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Fund’s website at www.leggmasonfunds.com/aboutlmf.

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

For more information about the differences between the fund share classes included in this report, contact a Legg Mason Financial Advisor.

This report is not to be distributed unless preceded or accompanied by a prospectus.

Legg Mason Funds For Primary Class Shareholders 800-822-5544 www.leggmasonfunds.com	Legg Mason Institutional Funds For FI and I Class Shareholders 888-425-6432 www.lminstitutionalfunds.com

Legg Mason Wood Walker, Incorporated

P.O. Box 1476, Baltimore, MD 21203-1476
410-539-0000

LMF-056

Item 2 — Code of Ethics Applicable to Registrant’s Principal Executive Officer and Principal Financial Officer

(a)	Legg Mason Income Trust, Inc. (“Registrant”) has adopted a Code of Ethics, as defined in the instructions to Form N-CSR that applies to the Registrant’s President and Treasurer, which is designed to deter wrongdoing and to promote:

•	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

•	Full, fair, accurate, timely and understandable disclosure in reports and documents the Registrant files with, or submits to, the SEC or in other public communications made by the Registrant;

•	Compliance with applicable governmental laws, rules and regulations;

•	Prompt internal reporting of violations of the Code of Ethics to an appropriate person or persons identified in the Code of Ethics; and

•	Accountability for adherence to the Code of Ethics.

(c)	On August 12, 2004, the Registrant’s Code of Ethics for Principal Executive and Financial Officers was amended. The amended Code is set forth as an exhibit to this filing. A brief description of the amendment is set forth below:

•	The fifth bullet point of Section IV has been revised to clarify that it applies to employment positions.

•	The sixth bullet point of Section IV has been revised to require that Covered Persons report any employment positions they (or a member of their immediate family) hold with a service provider to a fund.

•	Footnote one to the third bullet in Section II has been added. That third bullet of Section II states that a Covered Officer should confer with the Chief Legal Officer if the Covered Officer will serve as director of any public company. There is an exception to the requirement to confer with the Chief Legal Officer if the directorship is of the Legg Mason Funds or their investment advisers or any affiliated person thereof. Footnote one clarifies that the exception does not apply to a company that is affiliated with a fund because the fund owns 5% of the company’s stock, or because the company owns more than 5% of the fund’s stock and the company is not part of the Legg Mason complex.

(d)	The Registrant has not granted a waiver, including an implicit waiver, from a provision of the code of ethics to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions during the period covered by this report.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is attached as exhibit 12(a)(1) to this Form N-CSR.

Item 3 — Audit Committee Financial Expert

The directors of the Registrant determined that its board has at least one audit committee financial expert serving on its Audit Committee.

Mr. Arthur S. Mehlman is the Audit Committee financial expert. He is “independent.”

Item 4 — Principal Accountant Fees and Services

(a)	Audit Fees

Fiscal Year Ended December 31, 2003 — $139,220 Fiscal Year Ended December 31, 2004 — $156,750

(b)	Audit-Related Fees

There were no additional fees billed to the Registrant during either of the last two fiscal years in addition to those disclosed in Item (a) above.

PricewaterhouseCoopers LLP did not bill fees for assurance and related services that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(c)	Tax Fees

Fiscal Year Ended December 31, 2003 — $3,480 Fiscal Year Ended December 31, 2004 — $5,000

Services include preparation of federal and state income tax returns and preparation of excise tax returns.

PricewaterhouseCoopers LLP did not bill fees for tax services that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(d)	All Other Fees

There were no fees billed to the Registrant by PricewaterhouseCoopers LLP during either of the last two fiscal years in addition to those disclosed in items (a) through (c) above.

PricewaterhouseCoopers LLP did not bill fees for services not included in Items 4(a) through (c) above that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(e)	(1) The Audit Committee’s policy is delegation to its Chairperson of the authority to pre-approve items for which a decision may be desired prior to the next meeting of the Committee. Such pre-approvals are reported at the next quarterly meeting of the Audit Committee.

(2)	There were no services provided to the Registrant that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

PricewaterhouseCoopers LLP did not bill fees for services where pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X was waived pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(f)	The percentage of hours expended by the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountants’ full-time, permanent employees was zero.

(g)	Non-Audit Fees

Fiscal Year Ended December 31, 2003 — $883,350 Fiscal Year Ended December 31, 2004 — $372,631

(h)	The members of the Registrant’s Audit Committee have considered whether the non-audit services that were rendered by the Registrant’s principal accountant to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining the principal accountant’s independence.

Item 5 — Audit Committee of Listed Registrants

     The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6 — Schedule of Investments

     The schedule of investments in securities of unaffiliated issuers is included in the annual report.

Item 7 — Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies

     The Registrant is not a closed-end management investment company.

Item 8 — Portfolio Managers of Closed-End Management Investment Companies

     The Registrant is not a closed-end management investment company.

Item 9 — Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     The Registrant is not a closed-end management investment company.

Item 10 — Submission of Matters to a Vote of Security Holders

The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Secretary at 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary .

Item 11 — Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rule and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12 — Exhibits

(a)	File the exhibits listed below as part of this Form.

(a)(1)	The Registrant’s code of ethics applicable to registrant’s principal executive officer and principal financial officer is attached hereto.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	The Registrant is not a closed-end management investment company.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Income Trust, Inc.
By:	/s/ Mark R. Fetting

Mark R. Fetting
President Legg Mason Light Street Trust Trust, Inc.

Date: February 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting

Mark R. Fetting
President Legg Mason Income Trust, Inc.

Date: February 25, 2005

By:	/s/ Marie K. Karpinski

Marie K. Karpinski
Vice President and Treasurer Legg Mason Income Trust, Inc.

Date: February 25, 2005